UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-6332
Rochester Portfolio Series
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: December 31
Date of reporting period: 06/30/2009

Item 1. Reports to Stockholders.

June 30, 2009

LIMITED TERM NEW YORK MUNICIPAL FUND

Limited Term New York Municipal Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

June 30, 2009 Limited Term Management Commentaries New York and Municipal Fund Semiannual Report MANAGE MENT COMMENTARIE S An Interview with Your Fund’s Managers Listing of Top Holdings SE MIANNUAL REPORT Listing of Investments Financial Statements “Technology allows investors to be more informed than ever, but it doesn’t change our advice to shareholders: Invest for the long term and let tax-free income compound over time.” — Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	18.4%
Hospital/Health Care	15.0
Government Appropriations	11.5
Marine/Aviation Facilities	7.1
Electric Utilities	6.4
General Obligation	6.1
Multifamily Housing	5.1
Municipal Leases	3.8
Highways/Commuter Facilities	3.4
Airlines	3.1
Portfolio holdings are subject to change. Percentages are as of June 30, 2009, and are based on total assets.

Credit Allocation

AAA	5.8%
AA	16.7
A	31.8
BBB	41.3
BB or lower	4.4
Allocations are subject to change. Percentages are as of June 30, 2009, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund’s securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 6.50% of the Fund’s market value, are deemed comparable in the Manager’s judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
18 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Limited Term New York Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 9/18/91. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 5/1/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 5/1/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
19 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
20 | LIMITED TERM NEW YORK MUNICIPAL FUND

the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	January 1, 2009	June 30, 2009	June 30, 2009

Actual
Class A	$1,000.00	$1,100.60	$5.90
Class B	1,000.00	1,096.10	10.29
Class C	1,000.00	1,096.90	9.92

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.19	5.67
Class B	1,000.00	1,015.03	9.89
Class C	1,000.00	1,015.37	9.54
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2009 are as follows:

Class	Expense Ratios

Class A	1.13%
Class B	1.97
Class C	1.90
The expense ratios reflect reduction to custodian expenses. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
21 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

Municipal Bonds and Notes—102.9%
New York—77.4%
$20,000	Albany County, NY Airport Authority[1]	5.125%	12/15/2019		12/15/2019		$19,789
1,500,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.250	12/01/2019		12/01/2019		1,314,570
5,000	Albany, NY GO1	7.000	01/15/2010		07/01/2009	A	5,026
205,000	Albany, NY Hsg. Authority[1]	6.250	10/01/2012	[2]	10/01/2009	A	205,627
200,000	Albany, NY Hsg. Authority (Lark Drive)	5.200	12/01/2013		01/05/2012	B	205,398
150,000	Albany, NY Hsg. Authority (Lark Drive)	5.400	12/01/2018		12/01/2012	A	152,576
1,365,000	Albany, NY IDA (Brighter Choice Charter School)[1]	4.500	04/01/2018		04/11/2017	C	1,123,532
3,650,000	Albany, NY IDA (Charitable Leadership)[1]	5.500	07/01/2011		07/13/2010	C	3,613,683
8,810,000	Albany, NY IDA (Charitable Leadership)[1]	6.000	07/01/2019	[2]	04/20/2016	C	7,626,112
2,660,000	Albany, NY IDA (Daughters of Sarah Nursing Home)[1]	5.250	10/20/2021		04/20/2014	A	2,740,758
1,165,000	Albany, NY IDA (H. Johnson Office Park)[1]	5.750	03/01/2018		07/16/2014	C	1,053,894
3,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.750	11/15/2022		12/16/2020	C	2,839,140
100,000	Albany, NY Municipal Water Finance Authority[1]	5.000	12/01/2011		12/01/2009	A	100,255
1,935,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2017		12/01/2009	A	1,939,973
200,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2019		12/01/2009	A	200,486
2,915,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2020		12/01/2009	A	2,922,637
440,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2021		12/01/2009	A	441,153
3,235,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2022		12/01/2022		3,234,871
2,590,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2023		06/24/2022	C	2,579,511
2,010,000	Albany, NY Parking Authority[1]	5.625	07/15/2020	[2]	07/15/2020		2,002,925
445,000	Albany, NY Parking Authority	5.625	07/15/2025	[2]	07/15/2025		428,833
140,000	Allegany County, NY IDA (Houghton College)[1]	5.000	01/15/2010		07/15/2009	A	140,958
4,380,000	Allegany County, NY IDA (Houghton College)[1]	5.250	01/15/2018		01/15/2010	A	4,393,578
490,000	Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)	5.750	04/01/2016		04/01/2016		457,547
F1 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$720,000	Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)[1]	5.750%	04/01/2017	[2]	04/01/2017		$656,503
810,000	Bethlehem, NY Water System[1]	5.250	03/01/2018		03/01/2013	A	820,741
905,000	Bethlehem, NY Water System[1]	5.375	03/01/2020		03/01/2013	A	910,014
500,000	Bethlehem, NY Water System[1]	5.500	03/01/2022		03/01/2013	A	501,505
460,000	Brookhaven, NY IDA (Alternatives for Children)	7.000	02/01/2013		03/22/2011	C	434,277
795,000	Brookhaven, NY IDA (Dowling College)[1]	6.500	11/01/2012		11/01/2012		775,109
860,000	Brookhaven, NY IDA (Enecon Corp.)[1]	5.800	11/01/2018		10/15/2014	C	690,976
645,000	Broome County, NY COP[1]	5.250	04/01/2022	[2]	10/01/2009	A	646,561
10,000	Broome County, NY GO1	5.400	04/15/2011		10/01/2009	A	10,121
830,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.250	11/01/2015		12/14/2013	C	705,774
4,615,000	Cattaraugus County, NY IDA (Olean General Hospital)[1]	5.250	08/01/2023		07/03/2019	A	4,611,585
50,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	09/15/2013		09/15/2013		48,331
4,040,000	Cayuga County, NY COP (Auburn Memorial Hospital)[1]	6.000	01/01/2021		12/22/2015	C	3,961,260
765,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.000	07/01/2012		01/08/2011	C	743,297
1,075,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.250	07/01/2016		01/11/2015	C	1,011,220
3,795,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.500	07/01/2024		06/07/2021	C	3,425,101
18,160,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.750	07/01/2040		05/28/2034	C	15,343,384
2,405,000	Clarence, NY IDA (Bristol Village)[1]	6.000	01/20/2044		01/20/2015	A	2,470,368
45,000	Clifton Park, NY Water Authority[1]	5.000	10/01/2029		08/24/2025	C	44,098
4,435,000	Cortland County, NY IDA (Cortland Memorial Hospital)[1]	5.625	07/01/2024	[2]	08/23/2019	C	4,151,249
50,000	Cortland, NY GO1	5.625	05/01/2010		11/01/2009	A	50,792
10,000	Deerfield, NY GO	5.250	06/15/2010		06/15/2010		10,227
10,000	Deerfield, NY GO	5.250	06/15/2011		06/15/2011		10,395
10,000	Deerfield, NY GO	5.250	06/15/2012		06/15/2012		10,515
10,000	Deerfield, NY GO	5.250	06/15/2013		06/15/2013		10,577
10,000	Deerfield, NY GO	5.500	06/15/2014		06/15/2014		10,634
10,000	Deerfield, NY GO	5.500	06/15/2015		06/15/2015		10,590
10,000	Deerfield, NY GO	5.500	06/15/2016		06/15/2016		10,534
10,000	Deerfield, NY GO	5.500	06/15/2017		06/15/2016	A	10,365
10,000	Deerfield, NY GO	5.500	06/15/2018		06/15/2016	A	10,246
F2 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$15,000	Deerfield, NY GO	5.500%	06/15/2019		06/15/2016	A	$15,233
15,000	Deerfield, NY GO	5.500	06/15/2020		06/15/2016	A	15,107
280,000	Dutchess County, NY IDA (IBM Corp.)[1]	5.450	12/01/2029		12/01/2009	A	283,066
5,205,000	Dutchess County, NY IDA (Marist College)[1]	5.150	07/01/2017		07/01/2013	A	5,372,653
4,095,000	East Rochester, NY Hsg. Authority (St. John’s Meadows)[1]	5.950	08/01/2027		08/03/2020	C	3,975,672
4,020,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.150	08/01/2016	[2]	05/02/2013	C	3,506,083
210,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[1]	6.700	04/01/2021		04/01/2010	A	217,079
1,300,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2025		05/01/2014	A	1,344,707
6,500,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2026		05/01/2014	A	6,703,840
1,210,000	Erie County, NY IDA (Medaille College)[1]	6.875	10/01/2013		03/17/2011	C	1,195,843
205,000	Erie County, NY IDA (Medaille College)	7.250	11/01/2010		07/15/2010	B	206,794
385,000	Erie County, NY Public Improvement District[1]	5.250	03/15/2020		03/15/2020		379,887
29,615,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2031		03/22/2017	C	20,601,971
9,750,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2038		08/15/2020	C	6,467,468
540,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	6.000	07/15/2020		07/15/2010	A	575,483
250,000	Essex County, NY IDA (International Paper Company)[1]	6.450	11/15/2023		11/15/2023		231,020
690,000	Essex County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015		12/25/2013	C	630,356
540,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015		12/24/2013	C	493,322
50,000	Gloversville, NY GO1	5.800	03/15/2015		09/15/2009	A	50,693
500,000	Hamilton County, NY IDA (Adirondack Historical Assoc.)[1]	5.250	11/01/2018		11/01/2010	A	503,205
75,000	Hempstead Village, NY GO1	5.000	09/15/2017		09/15/2016	A	77,838
500,000	Hempstead Village, NY GO1	5.000	07/01/2018		07/01/2014	A	510,750
75,000	Hempstead Village, NY GO1	5.000	09/15/2018		09/15/2016	A	77,147
1,195,000	Hempstead Village, NY GO1	5.000	07/01/2019		07/01/2014	A	1,211,611
75,000	Hempstead Village, NY GO1	5.000	09/15/2019		09/15/2016	A	76,380
75,000	Hempstead Village, NY GO1	5.000	09/15/2020		09/15/2016	A	75,727
75,000	Hempstead Village, NY GO1	5.000	09/15/2021		09/15/2016	A	75,414
75,000	Hempstead Village, NY GO1	5.000	09/15/2022		09/15/2022		75,084
75,000	Hempstead Village, NY GO1	5.000	09/15/2023		09/15/2023		74,243
F3 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$1,700,000	Hempstead, NY IDA (Adelphi University)[1]	5.750%	06/01/2022	[2]	06/01/2012	A	$1,747,107
1,350,000	Hempstead, NY IDA (Hofstra University)[1]	5.800	07/01/2015		07/01/2009	A	1,378,836
2,740,000	Hempstead, NY IDA (Lynbrook Facilities)[1]	6.000	11/01/2017		08/10/2013	C	2,273,570
350,000	Hempstead, NY IDA (Peninsula Counseling Center)	5.500	11/01/2010		11/01/2009	C	337,274
900,000	Hempstead, NY IDA (Peninsula Counseling Center)[1]	5.500	11/01/2011		11/01/2011		845,514
620,000	Hempstead, NY IDA (Peninsula Counseling Center)	5.750	11/01/2018		09/03/2015	C	493,458
60,000	Herkimer County, NY GO1	5.000	09/15/2012		09/15/2009	A	65,074
40,000	Herkimer County, NY GO1	5.000	09/15/2012		09/15/2009	A	40,292
255,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	5.850	11/01/2010		11/01/2010		256,063
895,000	Herkimer, NY Hsg. Authority[1]	7.150	03/01/2011		09/01/2009	A	898,625
3,030,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	5.500	12/01/2016		01/17/2013	C	2,481,479
355,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	5.500	12/01/2016		01/17/2013	C	290,734
10,000	Islip, NY Res Rec, Series D1	6.500	07/01/2009		07/01/2009		10,002
2,990,000	Islip, NY Res Rec, Series E1	5.625	07/01/2017		07/01/2015	A	3,094,501
1,175,000	Islip, NY Res Rec, Series E1	5.750	07/01/2019		07/01/2015	A	1,200,979
250,000	Jamestown, NY GO	5.000	08/01/2024		08/01/2014	A	254,343
250,000	Jamestown, NY GO	5.000	08/01/2025		08/01/2014	A	253,280
760,000	Jamestown, NY Hsg. Authority[1]	6.125	07/01/2010		09/27/2009	C	747,946
1,000,000	Kenmore, NY Hsg. Authority (SUNY at Buffalo)[1]	5.500	08/01/2024		01/23/2023	C	934,770
2,210,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	5.875	07/01/2022		05/25/2019	C	1,687,180
1,010,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	6.000	07/01/2030		04/22/2027	C	728,170
70,000	Livonia, NY GO1	5.000	06/15/2020		06/15/2017	A	71,824
75,000	Livonia, NY GO1	5.000	06/15/2021		06/15/2017	A	76,513
80,000	Livonia, NY GO1	5.000	06/15/2022		06/15/2017	A	80,898
85,000	Livonia, NY GO1	5.000	06/15/2023		06/15/2017	A	85,587
90,000	Livonia, NY GO1	5.000	06/15/2024		06/15/2024		90,121
75,000	Livonia, NY GO1	5.000	06/15/2025		06/15/2025		74,550
35,000	Lyncourt, NY Fire District[1]	6.000	10/15/2016		10/15/2009	A	35,221
2,065,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2022		08/11/2019	C	1,868,990
F4 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$2,260,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.500%	02/01/2016		09/27/2013	C	$2,224,156
115,000	Medina, NY Hsg. Corp.	8.250	08/15/2011	[2]	09/03/2010	C	113,703
60,000	Monroe County, NY Airport Authority (Greater Rochester International)[1]	5.750	01/01/2012		01/01/2012		62,332
1,570,000	Monroe County, NY COP[1]	8.050	01/01/2011	[2]	01/14/2010	C	1,539,573
5,000	Monroe County, NY GO1	5.000	06/01/2017		12/01/2009	A	5,004
105,000	Monroe County, NY GO1	5.350	03/01/2012		09/01/2009	A	105,225
25,000	Monroe County, NY GO1	5.750	06/01/2015		12/01/2009	A	25,041
770,000	Monroe County, NY IDA (Canal Ponds)[1]	7.000	06/15/2013	[2]	12/15/2009	A	779,948
550,000	Monroe County, NY IDA (DePaul Community Facilities)[1]	6.450	02/01/2014	[2]	08/01/2009	A	552,393
2,570,000	Monroe County, NY IDA (DePaul Community Facilities)[1]	6.500	02/01/2024	[2]	08/01/2009	A	2,573,084
580,000	Monroe County, NY IDA (Highland Hospital of Rochester)[1]	5.000	08/01/2012		08/01/2012		593,079
225,000	Monroe County, NY IDA (Nazareth College of Rochester)[1]	5.250	10/01/2021		02/01/2018	C	225,047
25,000	Monroe County, NY IDA (Rochester Institute of Technology)[1]	5.000	04/01/2010		04/01/2010		25,054
920,000	Monroe County, NY IDA (Southview Towers)[1]	6.125	02/01/2020		02/01/2012	A	933,736
280,000	Monroe County, NY IDA (Summit at Brighton)	5.000	07/01/2016		10/26/2012	C	228,169
1,650,000	Monroe County, NY IDA (West End Business Center)[1]	5.125	12/01/2014		05/29/2011	C	1,417,284
45,000	Monroe County, NY Water Authority[1]	5.250	08/01/2011		08/01/2009	A	45,149
285,000	Monroe, NY Newpower Corp.[1]	4.500	01/01/2011		10/01/2010	C	278,288
155,000	Monroe, NY Newpower Corp.[1]	4.700	01/01/2012		10/01/2011	C	148,358
410,000	Monroe, NY Newpower Corp.[1]	4.800	01/01/2013		10/01/2012	C	389,053
7,800,000	Monroe, NY Newpower Corp.[1]	6.375	01/01/2024		07/30/2020	C	6,518,382
280,000	Mount Vernon, NY IDA (Kings Court)[1]	5.125	12/01/2023		01/21/2022	C	279,846
975,000	Mount Vernon, NY IDA (Macedonia Towers)[1]	5.125	12/01/2023		01/18/2022	C	955,022
4,705,000	Mount Vernon, NY IDA (Section 8), Series A1	5.250	12/01/2014	[2]	12/01/2009	A	4,820,084
50,000	Municipal Assistance Corp. for Troy, NY1	5.000	01/15/2016		07/15/2009	A	50,134
300,000	Nassau County, NY Bridge Authority[1]	5.250	10/01/2026		12/15/2023	C	299,979
305,000	Nassau County, NY IDA (ACDS)	5.950	11/01/2022		09/14/2016	C	244,863
565,000	Nassau County, NY IDA (ACDS)	6.000	12/01/2019		04/02/2017	C	474,611
405,000	Nassau County, NY IDA (ALIA-ACDS)	7.000	10/01/2016		09/16/2013	C	379,991
F5 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$525,000	Nassau County, NY IDA (ALIA-ACLD)	5.750%	09/01/2011		06/03/2010	C	$506,494
600,000	Nassau County, NY IDA (ALIA-CMA)	7.000	10/01/2016		09/07/2013	C	562,950
465,000	Nassau County, NY IDA (ALIA-CRR)	7.000	10/01/2016		09/06/2013	C	436,286
100,000	Nassau County, NY IDA (ALIA-FREE)	7.000	10/01/2016		09/25/2013	C	93,825
420,000	Nassau County, NY IDA (ALIA-HKSB)	7.000	10/01/2016		09/09/2013	C	394,065
1,900,000	Nassau County, NY IDA (CSMR)[1]	5.950	11/01/2022		09/14/2016	C	1,525,377
1,615,000	Nassau County, NY IDA (CSMR)[1]	6.000	12/01/2019		12/27/2016	C	1,356,632
220,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950	11/01/2022		08/23/2016	C	176,623
685,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	6.000	12/01/2019		11/17/2016	C	574,742
300,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.000	11/01/2017		08/21/2013	C	260,004
240,000	Nassau County, NY IDA (Life’s WORCA)	5.950	11/01/2022		09/04/2016	C	192,679
500,000	Nassau County, NY IDA (PLUS Group Home)	6.150	11/01/2022		09/23/2016	C	409,380
380,000	Nassau County, NY IDA (United Cerebral Palsy)	5.750	11/01/2009		11/01/2009		378,119
115,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.000	11/01/2017		08/08/2013	C	99,668
460,000	Nassau County, NY IDA (WORCA)	6.000	12/01/2019		12/23/2016	C	385,958
130,000	Nassau County, NY IDA, Series C	6.000	12/01/2019		12/22/2016	C	109,075
21,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250	06/01/2026		12/03/2017	C	17,129,070
205,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013		07/22/2011	B	229,430
130,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013		07/26/2011	B	145,340
140,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013		06/24/2011	B	156,388
140,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013		06/24/2011	B	156,388
6,475,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.500	07/01/2019		07/01/2011	A	6,548,232
15,000	New Windsor, NY GO1	5.300	05/01/2010		11/01/2009	A	15,229
1,200,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.650	08/01/2020	[2]	08/01/2009	A	1,201,008
1,000,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.750	02/01/2032		03/15/2027	C	983,800
150,000	Niagara County, NY IDA (American Ref-Fuel Company)[1]	5.550	11/15/2024		11/15/2015	D	140,307
13,150,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)[1]	5.500	11/01/2035		01/03/2025	C	8,395,223
1,160,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750	06/01/2018		04/03/2016	C	1,021,334
7,750,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.450	11/15/2025		11/15/2012	D	7,341,498
F6 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$9,510,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.550%	11/15/2024		11/15/2024		$8,917,242
12,450,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.625	11/15/2024		11/15/2014	D	12,029,564
175,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.500	05/15/2019		05/15/2011	C	152,121
90,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.500	05/15/2020		05/15/2012	C	77,248
1,175,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.875	05/15/2022		05/15/2015	C	1,023,073
1,105,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2034		08/14/2023	C	926,973
945,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2040		06/04/2028	C	760,120
11,995,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.750	05/15/2029	[2]	07/19/2018	C	10,928,165
20,000	Niagara County, NY Tobacco Asset Securitization Corp. (TASC)[1]	5.750	05/15/2021		05/15/2013	C	17,392
1,000,000	Niagara Falls, NY Public Water Authority[1]	5.500	07/15/2034		07/15/2015	A	1,008,660
150,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000	04/01/2013		04/01/2010	A	150,584
25,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.500	04/01/2010		10/01/2009	A	25,290
8,320,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625	04/01/2029	[2]	03/13/2025	C	7,575,859
210,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.750	04/01/2019		04/01/2011	A	210,237
1,265,000	North Babylon, NY Volunteer Fire Company[1]	5.750	08/01/2022		08/01/2010	A	1,266,733
25,000	North Hempstead, NY GO1	5.375	05/15/2016		11/15/2009	A	25,367
930,000	NY Capital District Youth Center[1]	6.000	02/01/2017		08/01/2009	A	931,739
850,000	NY Carnegie Redevel. Corp.[3]	6.500	09/01/2011		11/17/2009	C	795,031
65,000	NY Counties Tobacco Trust I1	5.875	06/01/2014		06/01/2014		61,583
4,670,000	NY Counties Tobacco Trust I1	6.300	06/01/2019	[2]	06/01/2010	C	4,313,072
4,360,000	NY Counties Tobacco Trust I1	6.500	06/01/2035		06/14/2025	C	3,769,525
3,295,000	NY Counties Tobacco Trust I1	6.625	06/01/2042	[2]	06/03/2030	C	2,782,759
16,200,000	NY Counties Tobacco Trust II (TASC)[1]	5.250	06/01/2025		12/17/2011	C	14,209,020
150,000	NY Counties Tobacco Trust II (TASC)[1]	5.500	06/01/2011		06/01/2011		145,871
865,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035		06/04/2018	C	655,774
1,055,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2013		06/01/2013		1,007,936
F7 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal						Effective
Amount		Coupon		Maturity		Maturity*		Value

New York Continued
$1,925,000	NY Counties Tobacco Trust II (TASC)[1]	5.750%		06/01/2014		06/01/2014		$1,812,388
750,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043		09/02/2025	C	556,118
2,120,000	NY Counties Tobacco Trust II (TASC)[1]	6.000		06/01/2015		06/01/2015		1,994,030
2,330,000	NY Counties Tobacco Trust II (TASC)[1]	6.000		06/01/2016		06/01/2016		2,161,471
5,065,000	NY Counties Tobacco Trust III[1]	5.000		06/01/2027		11/19/2009	C	4,751,021
4,980,000	NY Counties Tobacco Trust III[1]	5.750		06/01/2033		09/26/2012	C	4,122,245
16,575,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043		04/03/2018	C	12,773,690
3,355,000	NY Counties Tobacco Trust IV1	4.250		06/01/2021		03/14/2012	C	3,028,860
38,400,000	NY Counties Tobacco Trust IV (TASC)[1]	0.000	[4]	06/01/2041		08/03/2019	C	34,098,432
4,520,000	NY Counties Tobacco Trust IV (TASC)[1]	4.750		06/01/2026		10/12/2009	C	3,715,169
38,400,000	NY Counties Tobacco Trust IV (TASC)[1]	6.650	[5]	06/01/2041		07/02/2019	C	2,247,552
500,000	NY Grand Central BID (Grand Central District Management)[1]	5.000		01/01/2022		01/01/2014	A	513,570
25,000	NY MTA Commuter Facilities (Grand Central Terminal)[1]	5.400		07/01/2011		07/01/2009	A	25,064
85,000	NY MTA Commuter Facilities (Grand Central Terminal)[1]	5.500		07/01/2012		07/01/2009	A	85,210
25,000	NY MTA Commuter Facilities, Series 7[1]	5.625		07/01/2016	[2]	07/01/2009	A	26,064
5,000	NY MTA Commuter Facilities, Series B1	5.000		07/01/2017		07/01/2009	B	5,015
50,000	NY MTA Commuter Facilities, Series B1	5.125		07/01/2024		07/01/2009	A	50,143
5,000	NY MTA Commuter Facilities, Series D1	5.000		07/01/2016		07/01/2009	A	5,181
29,000,000	NY MTA Service Contract, Series A1	5.125		01/01/2029		07/20/2027	C	28,876,170
35,350,000	NY MTA Service Contract, Series A1	5.750		07/01/2031		07/01/2012	A	36,453,981
33,290,000	NY MTA Service Contract, Series B1	5.250		01/01/2031		07/01/2012	A	33,427,488
55,800,000	NY MTA, Series A1	5.000		11/15/2025		11/15/2012	A	56,019,852
11,175,000	NY MTA, Series A1	5.125		11/15/2031		02/28/2030	C	10,977,203
50,000	NY MTA, Series E1	5.500		11/15/2021		11/15/2012	A	51,311
50,000	NY New Hartford-Sunset Wood Funding Corp.[1]	5.950		08/01/2027		08/01/2009	A	50,030
4,255,000	NY Newark-Wayne Community Hospital[1]	5.875		01/15/2033		01/15/2010	A	4,256,830
1,215,000	NY Newark-Wayne Community Hospital[1]	7.600		09/01/2015		12/16/2012	C	1,176,910
50,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.300		02/01/2021		03/11/2019	C	46,827
3,895,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.500		02/01/2016	[2]	09/28/2013	C	3,908,360
F8 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$5,000,000	NY Seneca Nation Indians Capital Improvements[1]	5.250%	12/01/2016	06/14/2015	C	$3,969,200
500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2020	06/01/2013	A	511,390
2,220,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2021	06/01/2013	A	2,236,850
130,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2014	06/01/2010	A	130,204
8,250,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2015	06/01/2010	A	8,370,450
11,900,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2016	12/01/2009	A	12,049,107
5,020,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2017	06/01/2011	A	5,126,524
21,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2018	06/01/2012	A	21,515,760
20,500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2019	06/01/2013	A	21,112,540
11,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2020	06/01/2013	A	11,288,640
18,395,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2021	06/01/2013	A	18,696,310
40,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	01/01/2024	07/01/2009	A	40,110
275,000	NY TSASC, Inc. (TFABs)[1]	4.250	07/15/2010	07/15/2010		286,113
170,795,000	NY TSASC, Inc. (TFABs)[1]	4.750	06/01/2022	10/09/2011	C	148,304,668
91,000,000	NY TSASC, Inc. (TFABs)	5.000	06/01/2026	06/28/2016	C	68,041,610
14,740,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2034	04/20/2020	C	10,047,374
430,000	NY TSASC, Inc. (TFABs)[1]	5.250	07/15/2011	07/15/2011		467,500
815,000	NY TSASC, Inc. (TFABs)[1]	5.500	07/15/2013	07/15/2012	A	917,071
45,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2012	07/01/2009	A	45,141
1,575,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2013	07/01/2009	A	1,579,930
1,500,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2014	07/01/2009	A	1,504,695
1,590,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2015	07/01/2009	A	1,594,977
10,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2016	07/01/2009	A	10,030
5,755,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2018	07/01/2009	A	5,759,431
6,580,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2019	07/01/2009	A	6,584,145
6,900,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2020	07/01/2009	A	6,902,553
2,970,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2021	01/01/2010	A	2,970,921
3,050,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2022	01/01/2010	A	3,050,763
2,185,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2023	01/01/2010	A	2,185,459
3,020,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2024	01/01/2010	A	3,020,362
100,000	NY United Nations Devel. Corp., Series A1	5.250	07/01/2025	07/01/2009	A	100,010
F9 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$225,000	NY United Nations Devel. Corp., Series A1	5.250%	07/01/2026	07/01/2009	A	$225,016
180,000	NY Valley Health Devel. Corp.[1]	6.750	05/20/2022	05/20/2015	A	190,881
15,000	NYC GO	5.000	08/01/2015	08/01/2009	A	15,191
20,000	NYC GO1	5.000	08/15/2016	08/15/2009	A	20,255
90,000	NYC GO1	5.000	05/15/2018	05/15/2010	A	90,627
15,000	NYC GO1	5.000	08/01/2018	02/01/2010	A	15,072
50,000	NYC GO1	5.000	08/15/2018	08/15/2010	A	50,459
90,000	NYC GO1	5.000	08/15/2019	08/15/2010	A	90,660
425,000	NYC GO1	5.000	08/01/2020	08/01/2014	A	435,268
110,000	NYC GO1	5.000	08/01/2022	02/01/2011	A	110,645
55,000	NYC GO1	5.000	08/01/2022	02/01/2010	A	55,120
10,000	NYC GO1	5.000	08/01/2022	08/01/2010	A	10,041
500,000	NYC GO1	5.000	08/01/2022	08/01/2015	A	510,225
65,000	NYC GO1	5.000	08/01/2022	08/01/2010	A	65,263
25,000	NYC GO1	5.000	08/01/2022	08/01/2010	A	25,088
10,000	NYC GO1	5.000	08/01/2022	08/01/2010	A	10,041
175,000	NYC GO1	5.000	08/15/2022	08/15/2010	A	175,730
40,000	NYC GO1	5.000	09/15/2022	09/15/2013	A	40,588
15,000	NYC GO1	5.000	05/15/2023	05/15/2010	A	15,041
29,000,000	NYC GO6	5.000	06/01/2023	06/01/2015	A	29,488,940
250,000	NYC GO1	5.000	08/01/2023	08/01/2010	A	250,853
615,000	NYC GO1	5.000	08/01/2023	08/01/2015	A	625,621
125,000	NYC GO1	5.000	08/01/2023	02/01/2010	A	125,231
10,000,000	NYC GO6	5.000	08/15/2023	02/15/2013	A	10,148,441
11,340,000	NYC GO6	5.000	12/01/2023	02/15/2013	A	11,516,942
90,000	NYC GO1	5.000	04/15/2024	04/15/2011	A	90,325
5,000,000	NYC GO1	5.000	08/01/2024	08/01/2016	A	5,063,450
3,650,000	NYC GO1	5.000	12/01/2024	12/01/2014	A	3,686,245
80,000	NYC GO1	5.000	03/15/2029	03/30/2025	C	80,033
45,000	NYC GO1	5.000	03/15/2029	03/30/2025	C	45,048
10,000	NYC GO1	5.000	04/15/2029	05/21/2027	C	10,011
10,000,000	NYC GO6	5.000	04/01/2030	10/01/2025	D	9,999,014
65,000	NYC GO1	5.125	08/01/2011	08/01/2009	A	65,524
15,000	NYC GO1	5.125	08/01/2018	08/01/2009	A	15,193
2,860,000	NYC GO1	5.125	08/01/2022	02/01/2010	A	2,861,001
5,000	NYC GO1	5.125	03/15/2025	03/15/2012	A	5,058
40,000	NYC GO1	5.125	08/01/2025	08/01/2010	A	40,115
505,000	NYC GO1	5.125	08/01/2025	08/01/2010	A	506,611
35,000	NYC GO1	5.125	08/01/2025	02/01/2010	A	35,072
25,000	NYC GO1	5.125	05/15/2029	05/15/2011	A	25,081
75,000	NYC GO1	5.200	08/01/2021	08/01/2010	A	75,519
F10 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$20,000	NYC GO1	5.200%	08/01/2021		08/01/2010	A	$20,138
50,000	NYC GO1	5.250	08/01/2011		08/01/2009	A	50,148
25,000	NYC GO1	5.250	05/01/2012		11/01/2009	A	25,317
5,000	NYC GO1	5.250	08/01/2012		08/01/2009	A	5,016
10,000	NYC GO1	5.250	08/15/2013		08/15/2009	B	10,099
5,000	NYC GO1	5.250	08/01/2014		08/01/2009	A	5,016
10,000	NYC GO1	5.250	08/01/2015		08/01/2009	A	10,031
175,000	NYC GO1	5.250	08/01/2016		08/01/2009	A	176,447
5,000	NYC GO1	5.250	08/01/2016		08/01/2009	A	5,041
55,000	NYC GO1	5.250	08/01/2019		08/01/2009	A	55,680
10,000	NYC GO1	5.250	05/01/2021		11/01/2009	A	10,046
5,000	NYC GO1	5.250	11/15/2021	[2]	11/15/2009	A	5,013
5,000	NYC GO1	5.250	01/15/2023		01/15/2013	A	5,631
20,000	NYC GO1	5.250	01/15/2023		01/15/2013	A	20,453
280,000	NYC GO1	5.250	08/15/2023		08/15/2010	A	281,806
1,000,000	NYC GO1	5.250	08/15/2024		08/15/2014	A	1,022,180
140,000	NYC GO	5.250	06/01/2027		06/01/2012	A	141,463
220,000	NYC GO1	5.250	01/15/2028		01/15/2013	A	222,827
180,000	NYC GO1	5.250	01/15/2033		01/15/2013	A	181,145
20,000	NYC GO1	5.300	08/01/2024		08/01/2010	A	20,113
70,000	NYC GO1	5.300	01/15/2026		01/15/2013	A	71,080
5,000	NYC GO1	5.375	08/01/2015		08/01/2009	A	5,066
5,000	NYC GO1	5.375	08/01/2017		08/01/2010	A	5,316
45,000	NYC GO1	5.375	08/01/2017		08/01/2010	A	47,333
10,000	NYC GO1	5.375	08/01/2019		08/01/2009	A	10,126
5,000	NYC GO1	5.375	08/01/2020		08/01/2011	A	5,053
50,000	NYC GO1	5.375	03/01/2027		03/01/2013	A	50,853
580,000	NYC GO1	5.375	08/01/2027		08/01/2010	A	583,097
110,000	NYC GO1	5.500	08/01/2022		08/01/2009	A	110,075
810,000	NYC GO1	5.500	06/01/2023		06/01/2013	A	834,373
1,630,000	NYC GO1	5.500	05/15/2024	[2]	05/15/2012	A	1,655,852
20,000	NYC GO1	5.500	02/15/2026		08/15/2009	A	20,009
50,000	NYC GO1	5.500	02/15/2026		08/15/2009	A	50,023
850,000	NYC GO1	5.500	06/01/2028		06/01/2012	A	863,915
100,000	NYC GO1	5.500	11/15/2037		11/15/2009	A	100,160
10,000	NYC GO1	5.600	12/01/2009		12/01/2009		10,194
15,000	NYC GO1	5.600	12/01/2010		12/01/2009	A	15,275
30,000	NYC GO1	5.600	12/01/2013		12/01/2009	A	30,505
185,000	NYC GO1	5.625	08/15/2009		08/15/2009		185,818
95,000	NYC GO1	5.625	10/01/2020		10/01/2009	A	95,143
220,000	NYC GO1	5.700	08/15/2010		08/15/2009	A	220,937
F11 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal						Effective
Amount		Coupon		Maturity		Maturity*		Value

New York Continued
$10,000	NYC GO1	5.750%		05/15/2012		11/15/2009	A	$10,038
10,000	NYC GO1	5.750		05/15/2012		11/15/2009	A	10,035
570,000	NYC GO1	5.750		03/01/2018		03/01/2013	A	614,876
500,000	NYC GO1	5.750		08/01/2018		08/01/2012	A	538,190
310,000	NYC GO1	5.750		08/01/2018		08/01/2012	A	333,678
20,000	NYC GO1	5.875		08/01/2015		08/01/2009	A	20,075
4,155,000	NYC GO1	5.875		06/01/2019		06/01/2012	A	4,329,011
5,450,000	NYC GO1	5.875		08/01/2019		08/01/2012	A	5,886,164
60,000	NYC GO1	6.000		05/15/2011		11/15/2009	A	60,235
5,000	NYC GO1	6.000		02/01/2012		08/01/2009	A	5,020
5,000	NYC GO1	6.000		08/01/2017		08/01/2009	A	5,020
10,000	NYC GO1	6.000		05/15/2018		05/15/2010	A	10,482
5,000	NYC GO1	6.000		02/01/2022		08/01/2009	A	5,018
15,000	NYC GO1	6.000		05/15/2022		05/15/2010	A	15,323
35,000	NYC GO1	6.000		02/15/2024		08/15/2009	A	35,034
590,000	NYC GO1	6.350		05/15/2014		11/15/2009	A	595,434
1,130,000	NYC GO1	6.500		05/15/2017		05/15/2010	A	1,189,348
5,000	NYC GO1	7.000		12/01/2010		12/01/2009	A	5,122
5,000	NYC GO1	7.000		02/01/2011		08/01/2009	A	5,026
80,000	NYC GO1	7.000		02/01/2012		08/01/2009	A	80,393
5,000	NYC GO1	7.000		02/01/2018		08/01/2009	A	5,023
45,000	NYC GO1	7.750		08/15/2027		08/15/2009	A	45,177
450,000	NYC GO RIBS	10.560	[7]	09/01/2011		08/01/2009	A	453,929
485,000	NYC HDC (Barclay Avenue)	6.450		04/01/2017		04/01/2010	A	485,485
280,917	NYC HDC (Bay Towers)	6.500		08/15/2017		07/15/2009	A	281,473
2,500,000	NYC HDC (De Sales Assisted Living Devel.)[1]	5.125		11/01/2018		11/01/2010	A	2,527,575
2,332,414	NYC HDC (East Midtown Plaza)[1,3]	6.500		11/15/2018		07/15/2009	A	2,340,274
1,193,737	NYC HDC (Keith Plaza)[1,3]	6.500		02/15/2018		07/15/2009	A	1,197,760
252,156	NYC HDC (Kingsbridge Arms)	6.500		08/15/2017		07/15/2009	A	252,676
565,000	NYC HDC (Multifamily Hsg.)[1]	5.050		11/01/2023		04/30/2019	C	557,593
2,500,000	NYC HDC (Multifamily Hsg.)[1]	5.100		11/01/2027		06/19/2023	C	2,382,450
400,000	NYC HDC (Multifamily Hsg.)[1]	5.600		11/01/2019		11/01/2010	A	405,088
900,000	NYC HDC (Multifamily Hsg.), Series A1	5.375		11/01/2023		05/01/2012	A	904,275
1,950,000	NYC HDC (Multifamily Hsg.), Series E1	6.250		05/01/2036		11/01/2010	A	1,966,419
50,000	NYC HDC (The Animal Medical Center)[1]	5.500		12/01/2033		04/11/2030	C	48,752
185,000	NYC HDC, Series A1	5.000		07/01/2010		07/01/2010		192,574
15,350,000	NYC HDC, Series A1	5.000		07/01/2025		08/05/2023	C	15,393,441
2,215,000	NYC HDC, Series C1	5.000		11/01/2026		07/16/2022	C	2,099,200
23,500,000	NYC Health & Hospital Corp.[1]	5.000		02/15/2020		02/15/2010	A	23,542,065
27,750,000	NYC Health & Hospital Corp.[1]	5.250		02/15/2017	[2]	02/15/2010	A	27,915,390
235,000	NYC IDA (Acme Architectural Products)	5.875		11/01/2009		11/01/2009		232,368
F12 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$9,400,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	5.500%	07/01/2028	09/16/2023	C	$6,437,026
9,185,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	6.000	07/01/2015	03/09/2013	C	8,204,685
2,380,000	NYC IDA (Beth Abraham Health Services)[1]	6.000	02/15/2013	12/10/2010	C	2,303,935
625,000	NYC IDA (Beth Abraham Health Services)[1]	6.000	11/15/2013	06/28/2010	C	601,488
300,000	NYC IDA (Beth Abraham Health Services)	6.000	11/15/2013	10/04/2010	C	288,714
720,000	NYC IDA (Calhoun School)[1]	6.250	12/01/2016	11/22/2012	C	662,731
4,865,000	NYC IDA (Calhoun School)[1]	6.250	12/01/2017	12/06/2013	C	4,395,576
555,000	NYC IDA (Center for Elimination of Family Violence)	6.250	11/01/2016	03/25/2013	C	479,215
7,625,000	NYC IDA (Chapin School)[1]	4.800	11/01/2018	09/21/2014	C	6,022,454
700,000	NYC IDA (Comprehensive Care Management)[1]	5.625	11/01/2015	12/30/2011	C	648,508
535,000	NYC IDA (Comprehensive Care Management)	5.625	11/01/2015	03/21/2012	C	495,645
2,500,000	NYC IDA (Comprehensive Care Management)[1]	5.750	08/01/2018	12/04/2014	C	2,087,450
2,585,000	NYC IDA (Comprehensive Care Management)[1]	5.750	11/01/2018	12/04/2014	C	2,150,617
2,690,000	NYC IDA (Comprehensive Care Management)[1]	5.750	05/01/2019	12/03/2015	C	2,193,856
695,000	NYC IDA (Family Support Systems)[1]	6.500	11/01/2014	02/02/2012	C	624,590
3,340,000	NYC IDA (Gateway School of New York)[1]	5.300	06/01/2019	05/01/2015	C	2,719,428
840,000	NYC IDA (Global Country World Peace)[1]	6.250	11/01/2015	01/19/2013	C	705,398
790,000	NYC IDA (Global Country World Peace)[1]	6.250	11/01/2025	12/20/2012	C	663,410
1,090,000	NYC IDA (Gourmet Boutique)[1]	5.250	05/01/2013	08/21/2010	C	950,676
1,635,000	NYC IDA (Guttmacher Institute)[1]	5.250	12/01/2016	12/29/2012	C	1,334,454
500,000	NYC IDA (Independent Living Assoc.)	6.200	07/01/2020	05/04/2015	C	399,180
30,545,000	NYC IDA (Japan Airlines)[1]	6.000	11/01/2015	11/01/2009	A	30,584,098
16,350,000	NYC IDA (JFK International Airport)[1]	8.000	08/01/2012	08/01/2012		15,862,770
21,375,000	NYC IDA (Liberty-7 World Trade Center)[1]	6.250	03/01/2015	03/01/2015		18,663,581
5,000,000	NYC IDA (Liberty-7 World Trade Center)[3]	6.500	03/01/2035	09/13/2027	C	3,597,050
2,355,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2013	06/01/2013		2,346,687
730,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2015	06/01/2015		703,559
2,880,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2016	06/01/2016		2,746,022
2,000,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2017	06/01/2017		1,875,240
3,210,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2018	06/01/2018		2,972,556
725,000	NYC IDA (Manhattan Community Access Corp.)[1]	5.250	12/01/2016	12/24/2012	C	594,007
3,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2016	03/18/2013	C	3,296,066
415,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	5.375	11/01/2018	09/13/2014	C	337,175
2,020,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	10/05/2014	C	1,641,189
250,000	NYC IDA (Marymount School of New York)[1]	5.125	09/01/2021	07/30/2017	C	206,615
1,545,000	NYC IDA (Metro Biofuels)[1]	5.500	11/01/2013	12/12/2011	C	1,390,067
1,800,000	NYC IDA (Metropolitan College of New York)[1]	5.750	03/01/2020	03/14/2018	C	1,519,038
4,585,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2025	11/01/2010	A	4,619,800
F13 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal						Effective
Amount		Coupon		Maturity		Maturity*		Value

New York Continued
$5,865,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125%		11/01/2035		07/28/2031	C	$5,866,466
90,000	NYC IDA (Precision Gear)	5.875		11/01/2009		11/01/2009		89,195
75,000	NYC IDA (Precision Gear)	5.875		11/01/2009		11/01/2009		74,261
250,000	NYC IDA (Queens Baseball Stadium)[1]	5.000		01/01/2025		01/01/2025		224,298
1,115,000	NYC IDA (Reece School)[1]	6.500		12/01/2017		12/14/2013	C	992,673
325,000	NYC IDA (Rockefeller Foundation)[1]	5.375		07/01/2023		07/01/2009	A	325,338
3,250,000	NYC IDA (Rosco, Inc.)[1]	5.625		06/01/2022		06/01/2019	C	3,032,250
4,100,000	NYC IDA (Samaritan Aids Services)[1]	5.000		11/01/2024		11/01/2011	A	4,162,279
500,000	NYC IDA (Services for the Underserved/ Young Adult Institute Obligated Group)	4.350		07/01/2011		07/01/2011		461,705
620,000	NYC IDA (Showman Fabricators)	7.125		11/01/2013		03/24/2011	C	550,368
100,000	NYC IDA (Special Needs Facilities Pooled Program)	4.150		07/01/2014		04/08/2012	C	88,705
200,000	NYC IDA (Special Needs Facilities Pooled Program)	5.800		07/01/2023		10/12/2021	C	155,932
1,065,000	NYC IDA (Stallion)[1]	5.000		11/01/2016		11/03/2013	C	856,196
530,000	NYC IDA (Stallion)	5.500		11/01/2017		11/01/2017		438,427
1,265,000	NYC IDA (Studio School)[1]	6.250		11/01/2018		11/12/2016	C	1,003,638
5,855,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2017		01/01/2016	D	5,676,774
6,000,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2018		01/01/2016	D	5,760,060
11,670,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2019		01/01/2016	D	11,122,094
8,000,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2020		01/01/2016	D	7,560,640
2,000,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2021		01/01/2016	D	1,875,120
37,000,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500		01/01/2024		01/01/2016	D	33,850,930
1,080,000	NYC IDA (The Child School)[1]	7.000		06/01/2013		12/26/2010	C	1,013,504
7,910,000	NYC IDA (Unicef)[1]	5.050		11/01/2018		09/30/2014	C	6,276,190
1,000,000	NYC IDA (United Nations School)[1]	6.350		12/01/2015		12/01/2009	A	1,002,160
130,000	NYC IDA (Urban Health Plan)	6.250		09/15/2009		09/15/2009		130,144
1,000,000	NYC IDA (Urban Resource Institute)[1]	5.250		03/01/2023		04/07/2021	C	996,070
805,000	NYC IDA (Urban Resource Institute)[1]	6.500		11/01/2013		04/09/2011	C	727,905
925,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2016		09/15/2013	C	796,351
2,790,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2016		10/21/2012	C	2,401,967
5,700,000	NYC IDA (Visy Paper)[1]	7.800		01/01/2016		11/02/2012	C	5,243,715
765,000	NYC IDA (Vocational Instruction)	7.250	[8]	02/01/2013		10/21/2010	C	611,495
5,360,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.350		11/01/2017		10/02/2013	C	4,327,771
5,055,000	NYC IDA (YMCA of Greater New York)[1]	5.250		08/01/2021		02/01/2011	A	5,101,405
6,490,000	NYC IDA (YMCA of Greater New York)[1]	5.800		08/01/2016	[2]	07/01/2009	A	6,499,865
300,000	NYC IDA (Zeluck, Inc.)	6.250		11/01/2011		11/01/2011		295,002
20,000	NYC Municipal Water Finance Authority[1]	4.875		06/15/2021		12/15/2009	A	20,011
65,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2027		12/15/2009	A	65,014
90,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2027		12/15/2009	A	90,020
F14 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$50,000	NYC Municipal Water Finance Authority[1]	5.000%	06/15/2027		12/15/2009	A	$50,011
140,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029		06/15/2010	A	140,281
50,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2013	[2]	12/15/2009	A	53,336
35,000	NYC Transitional Finance Authority[1]	5.000	05/01/2026	[2]	05/01/2010	A	35,140
3,880,000	NYC Trust for Cultural Resources (Museum of American Folk Art)[1]	6.000	07/01/2022	[2]	03/01/2020	C	3,168,912
2,720,000	NYC Trust for Cultural Resources (Museum of American Folk Art)[1]	6.125	07/01/2030	[2]	04/03/2027	C	2,029,691
250,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	5.125	07/01/2031		04/04/2028	C	241,835
935,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	5.500	01/01/2021		07/01/2009	A	937,412
60,000	NYS DA (Amsterdam Memorial Hospital)	6.000	08/01/2025		08/01/2009	A	60,077
250,000	NYS DA (Augustana Lutheran Home)[1]	5.500	02/01/2041	[2]	02/01/2013	A	251,835
25,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.200	02/15/2016		02/15/2010	A	25,192
65,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300	02/15/2017		08/15/2009	A	65,432
60,000	NYS DA (Brooklyn Hospital Center)	5.100	02/01/2019		06/10/2014	C	59,527
1,300,000	NYS DA (Canisius College)[1]	5.000	07/01/2022		07/01/2015	A	1,164,813
1,120,000	NYS DA (Catskill Regional Medical Center)[1]	5.250	02/15/2023		02/15/2015	A	1,157,901
1,350,000	NYS DA (Chapel Oaks)[1]	5.375	07/01/2017	[2]	07/01/2009	A	1,367,712
3,290,000	NYS DA (Chapel Oaks)[1]	5.450	07/01/2026		07/01/2010	A	3,306,845
65,000	NYS DA (City University)[1]	5.000	07/01/2026		02/01/2026	C	63,904
145,000	NYS DA (City University)[1]	5.250	07/01/2025		07/01/2010	A	145,294
10,000,000	NYS DA (City University)[1]	5.250	07/01/2025		07/01/2009	A	10,020,300
20,000	NYS DA (Culinary Institute of America)[1]	5.000	07/01/2022		09/01/2019	C	19,000
25,000	NYS DA (D’Youville College)[1]	4.700	07/01/2012		07/01/2012		25,125
350,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2021		07/01/2014	A	360,287
10,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2024		06/20/2021	C	9,963
35,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2028		08/05/2026	C	34,285
880,000	NYS DA (Dept. of Health)[1]	5.250	07/01/2023		07/01/2014	A	893,517
1,345,000	NYS DA (Dept. of Health)[1]	5.500	07/01/2021		07/01/2009	A	1,345,807
240,000	NYS DA (Dept. of Mental Hygiene)[1]	5.000	02/15/2023		08/15/2010	A	240,454
2,525,000	NYS DA (Ellis Hospital)[1]	5.050	08/15/2024		08/15/2014	A	2,549,139
135,000	NYS DA (Ellis Hospital)[1]	5.500	08/01/2015		08/01/2009	A	135,194
150,000	NYS DA (Ellis Hospital)[1]	5.600	08/01/2025		08/01/2009	A	150,056
175,000	NYS DA (Ellis Hospital)[1]	5.625	08/01/2035	[2]	08/01/2010	A	175,033
85,000	NYS DA (Episcopal Health)[1]	5.900	08/01/2020	[2]	08/01/2009	A	85,074
50,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)[1]	5.500	07/01/2010	[2]	07/01/2009	A	50,147
785,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)[1]	5.750	07/01/2017		07/01/2009	A	786,860
F15 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value

New York Continued
$30,000	NYS DA (Fordham University)[1]	5.000%	07/01/2028	01/31/2025C	$29,602
3,835,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2017[2]	09/17/2014C	3,835,153
10,055,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027[2]	07/01/2009A	10,059,022
45,000	NYS DA (German Masonic Home)[1]	5.950	08/01/2026[2]	08/01/2009A	45,038
165,000	NYS DA (German Masonic Home)[1]	6.000	08/01/2036	08/01/2009A	165,112
1,210,000	NYS DA (Grace Manor Health Care Facility)[1]	6.150	07/01/2018	07/01/2009A	1,211,222
1,000,000	NYS DA (GSHMC/CHSLI Obligated Group)[1]	5.750	07/01/2014	07/01/2009A	1,010,550
5,000	NYS DA (Hamilton College)[1]	5.125	07/01/2016	07/01/2009A	5,064
1,000,000	NYS DA (Health Center/BFCC/USBFCC Obligated Group)[1]	5.000	11/15/2019	11/15/2011A	1,008,270
10,000	NYS DA (Hebrew Hospital Home of Westchester)[1]	5.625	08/01/2016	08/01/2009A	10,013
10,565,000	NYS DA (Hospital)[6]	6.450	08/15/2024	08/15/2012A	11,085,324
2,050,000	NYS DA (Hunts Point Multi-Service Center)[1]	5.625	07/01/2022	01/01/2010A	2,055,986
35,000	NYS DA (John T. Mather Memorial Hospital)[1]	5.250	07/01/2015	07/01/2009A	35,012
170,000	NYS DA (John T. Mather Memorial Hospital)[1]	5.375	07/01/2019	11/02/2017C	169,993
1,590,000	NYS DA (John T. Mather Memorial Hospital)[1]	5.750	07/01/2025	02/27/2023C	1,554,257
15,210,000	NYS DA (Kaleida Health)[6]	5.050	02/15/2025	02/15/2014A	15,514,476
965,000	NYS DA (L.I. University)[1]	5.125	09/01/2010	09/01/2009A	981,434
1,015,000	NYS DA (L.I. University)[1]	5.250	09/01/2028	10/08/2026C	891,109
10,000	NYS DA (Le Moyne College)[1]	5.000	07/01/2009	07/01/2009	10,001
725,000	NYS DA (Le Moyne College)[1]	5.000	07/01/2018	07/01/2009A	725,102
1,100,000	NYS DA (Leake & Watts Services)[1]	5.000	07/01/2023	07/01/2014A	1,132,582
10,000	NYS DA (Lenox Hill Hospital Obligated Group)[1]	5.750	07/01/2016	07/01/2016	9,263
2,000,000	NYS DA (Lenox Hill Hospital Obligated Group)[1]	5.750	07/01/2017	07/01/2017	1,795,000
450,000	NYS DA (Long Beach Medical Center)[1]	5.550	08/01/2015	08/01/2009A	450,666
100,000	NYS DA (Manhattan College)[1]	5.500	07/01/2019	07/01/2019	97,083
110,000	NYS DA (March of Dimes)[1]	5.600	07/01/2012	07/01/2009A	110,296
615,000	NYS DA (Master BOCES Program)[1]	5.250	08/15/2023	08/15/2013A	634,514
175,000	NYS DA (Menorah Campus)[1]	6.100	02/01/2037	08/01/2009A	175,133
225,000	NYS DA (Mental Health Services Facilities)[1]	5.250	02/15/2023	02/15/2014A	228,119
40,000	NYS DA (Mental Health Services Facilities)	5.250	08/15/2024	08/15/2009A	40,645
850,000	NYS DA (Millard Fillmore Hospital)[1]	5.375	02/01/2017	08/01/2009A	850,748
5,360,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.875	07/01/2019[2]	12/09/2015C	5,202,094
25,000	NYS DA (Mount Sinai Hospital/NYU Hospitals Center/ Hospital for Joint Diseases Orthopedic Institute Obligated Group)[1]	6.000	07/01/2011	07/01/2010A	25,963
75,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2015	07/01/2009A	75,010
F16 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value

New York Continued
$80,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000%	07/01/2016	07/01/2016	$79,996
1,125,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2021	07/01/2009A	1,125,529
4,000,000	NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)[1]	5.000	07/01/2013	07/01/2009A	4,002,520
10,230,000	NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)[1]	5.500	07/01/2026	10/17/2020C	10,228,977
40,000	NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)[1]	6.000	07/01/2013	07/01/2011A	41,311
34,775,000	NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)[1]	6.500	07/01/2025	07/01/2011A	35,459,372
7,710,000	NYS DA (Mt. Sinai Hospital)[1]	6.500	07/01/2015	07/01/2010A	7,957,106
9,095,000	NYS DA (Mt. Sinai Hospital)[1]	6.500	07/01/2016	07/01/2010A	9,370,124
35,000	NYS DA (Mt. Sinai Hospital)[1]	6.625	07/01/2018	07/01/2011A	36,004
3,665,000	NYS DA (Mt. Sinai Hospital)[1]	6.625	07/01/2019	07/01/2011A	3,765,384
7,950,000	NYS DA (Mt. Sinai/NYU Health)[1]	5.500	07/01/2026	04/10/2026C	7,949,205
295,000	NYS DA (Mt. Sinai/NYU Health)[1]	6.000	07/01/2010	07/01/2010	305,670
200,000	NYS DA (Mt. Sinai/NYU Health)[1]	6.100	07/01/2012	07/01/2010A	207,192
7,205,000	NYS DA (Mt. Sinai/NYU Health)[1]	6.500	07/01/2017	07/01/2010A	7,415,818
6,390,000	NYS DA (Mt. Sinai/NYU Health)[1]	6.750	07/01/2020	07/01/2011A	6,563,936
40,000	NYS DA (Municipal Health Facilities)[1]	5.500	05/15/2016	11/15/2009A	40,114
270,000	NYS DA (Municipal Health Facilities)[1]	5.500	05/15/2017	11/15/2009A	270,770
360,000	NYS DA (Municipal Health Facilities)[1]	5.500	05/15/2024	11/15/2009A	360,263
15,000	NYS DA (New York & Presbyterian Hospital)[1]	5.000	02/01/2019	02/01/2010A	15,026
30,000	NYS DA (New York Downtown Hospital)[1]	5.300	02/15/2020	02/15/2010A	30,109
20,000	NYS DA (New York Hospital Medical Center of Queens)[1]	5.450	08/15/2019	08/15/2011A	20,224
100,000	NYS DA (New York Medical College)[1]	5.000	07/01/2021	07/01/2010A	100,349
1,000,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2024	03/02/2022C	808,290
4,200,000	NYS DA (North General Hospital)[1]	5.750	02/15/2019	02/15/2013A	4,366,992
3,750,000	NYS DA (North General Hospital)[1]	5.750	02/15/2020	02/15/2013A	3,880,238
35,000	NYS DA (North Shore University Hospital)[1]	5.000	11/01/2023	06/22/2021C	31,383
40,000	NYS DA (Northeast Parent & Child)[1]	5.500	07/01/2018	07/01/2009A	40,487
5,000	NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)[1]	5.000	11/01/2023	11/01/2010A	5,021
10,455,000	NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)[1]	5.200	11/01/2017	11/01/2010A	10,541,463
200,000	NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)[1]	5.250	11/01/2019	11/01/2019	193,634
1,400,000	NYS DA (NYU Hospitals Center)[1]	5.250	07/01/2024	01/27/2018C	1,275,134
2,000,000	NYS DA (Park Ridge Hsg.)[1]	6.375	08/01/2020[2]	08/01/2010A	2,057,980
1,595,000	NYS DA (Park Ridge Hsg.)[1]	6.500	08/01/2025[2]	08/01/2010A	1,646,040
3,680,000	NYS DA (Providence Rest)[1]	5.000	07/01/2021	07/12/2020C	2,725,997
F17 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value

New York Continued
$1,250,000	NYS DA (Providence Rest)[1]	5.125%	07/01/2030	08/06/2028C	$796,100
160,000	NYS DA (Resurrection Rest Home Castleton on Hudson)[1]	6.050	08/01/2035[2]	08/01/2009A	160,090
8,730,000	NYS DA (Rochester General Hospital)[1]	5.000	12/01/2025	10/25/2021C	7,676,289
50,000	NYS DA (Rochester Institute of Technology)[1]	5.250	07/01/2025	07/01/2012A	50,483
5,100,000	NYS DA (Ryan-Clinton Community Health Center)[1]	6.100	07/01/2019[2]	01/01/2010A	5,186,751
5,000,000	NYS DA (School District Financing)[1]	5.750	10/01/2022[2]	10/01/2012A	5,083,850
5,000,000	NYS DA (School District Financing)[1]	5.750	10/01/2030[2]	10/01/2012A	5,060,000
120,000	NYS DA (SCHRC)[1]	5.500	07/01/2022	09/11/2019C	112,831
3,460,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.700	07/01/2013	07/01/2009A	3,497,160
3,820,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.750	07/01/2014	07/01/2009A	3,860,301
1,370,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.800	07/01/2015	07/01/2011A	1,384,289
10,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	5.750	07/01/2020	08/29/2015C	9,960
15,000,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	6.500	07/01/2020[2]	07/01/2011A	15,195,900
100,000	NYS DA (SFH)[1]	5.500	07/01/2029	09/17/2016C	91,824
250,000	NYS DA (SFH/CHSLI Obligated Group)[1]	5.500	07/01/2022	09/17/2019C	243,773
1,000,000	NYS DA (SFH/CHSLI Obligated Group)[1]	5.800	07/01/2015	07/01/2009A	1,010,930
15,480,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2021	09/10/2018C	14,231,074
35,000	NYS DA (Skidmore College)[1]	5.000	07/01/2028	05/25/2024C	34,285
200,000	NYS DA (Southside Hospital)[1]	5.000	02/15/2018	02/26/2017C	196,406
135,000	NYS DA (Southside Hospital)[1]	5.200	02/15/2021	02/15/2010A	135,336
65,000	NYS DA (Special Act School Districts)[1]	5.625	07/01/2009	07/01/2009	65,008
30,000	NYS DA (Special Act School Districts)[1]	5.700	07/01/2010	07/01/2009A	30,101
10,000	NYS DA (Special Act School Districts)[1]	5.750	07/01/2011	07/01/2009A	10,032
320,000	NYS DA (Special Act School Districts)[1]	5.875	07/01/2013	07/01/2009A	321,024
15,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2016	07/01/2009A	15,052
925,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2019	07/01/2009A	928,043
3,240,000	NYS DA (St. Barnabas Hospital)[1]	5.350	08/01/2017	08/01/2009A	3,242,203
35,000	NYS DA (St. John’s Health Care Corp.)[1]	6.250	02/01/2036	08/01/2009A	35,025
5,090,000	NYS DA (St. Joseph’s Hospital Health Center)[1]	5.250	07/01/2018[2]	07/01/2018	4,928,698
3,685,000	NYS DA (St. Lawrence)[1]	5.400	08/15/2026	08/15/2017A	3,874,114
100,930,000	NYS DA (St. Luke’s Roosevelt Hospital)[1]	4.800	08/15/2025	04/01/2020C	96,129,769
5,915,000	NYS DA (St. Vincent DePaul Residence)[1]	5.300	07/01/2018[2]	07/01/2010A	5,936,412
80,000	NYS DA (State University Athletic Facilities)[1]	5.250	07/01/2018	07/01/2010A	80,675
375,000	NYS DA (State University Educational Facilities)[1]	5.125	05/15/2021	11/15/2009A	375,068
255,000	NYS DA (State University Educational Facilities)[1]	5.125	05/15/2021	11/15/2009A	255,046
30,000	NYS DA (State University Educational Facilities)[1]	5.250	05/15/2011	11/15/2009A	30,237
800,000	NYS DA (State University Educational Facilities)[1]	5.375	05/15/2011	11/15/2009A	802,400
10,000	NYS DA (Staten Island University Hospital)[1]	5.000	07/01/2017	01/22/2016C	8,880
F18 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*	Value

New York Continued
$345,000	NYS DA (Suffern Free Library Assoc.)[1]	5.000%		07/01/2020	07/01/2010A	$346,604
2,820,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250		08/15/2022	02/15/2014A	2,923,720
2,360,000	NYS DA (The Rosalind & Joseph Gurwin Jewish Geriatric Center of Long Island)[1]	5.400		02/01/2015	08/01/2009A	2,362,950
170,000	NYS DA (The Rosalind & Joseph Gurwin Jewish Geriatric Center of Long Island)[1]	5.700		02/01/2037	02/01/2010A	170,015
2,145,000	NYS DA (United Cerebral Palsy Assoc. of Nassau County)[1]	5.500		07/01/2024	07/01/2009A	2,145,686
1,250,000	NYS DA (United Cerebral Palsy Assoc. of NYC)[1]	5.750		07/01/2018[2]	07/01/2012A	1,300,013
30,000	NYS DA (United Cerebral Palsy Assoc.)[1]	5.375		07/01/2011	07/01/2009A	30,083
175,000	NYS DA (United Health Services Hospitals)[1]	5.375		08/01/2027	09/04/2016C	175,075
7,915,000	NYS DA (United Health Services Hospitals)[1]	5.500		08/01/2017	02/01/2010A	7,963,202
45,000	NYS DA (University of Rochester)[1]	5.000		07/01/2027	07/01/2027	45,022
20,000	NYS DA (Upstate Community Colleges)[1]	5.000		07/01/2028	02/28/2024C	19,734
1,905,000	NYS DA (Upstate Community Colleges)[1]	5.125		07/01/2021	07/01/2014A	1,941,138
1,165,000	NYS DA (Upstate Community Colleges)[1]	5.125		07/01/2022	07/01/2014A	1,181,403
35,000	NYS DA (W.K. Nursing Home)[1]	6.050		02/01/2026	11/01/2009A	35,034
590,000	NYS DA (Wesley Gardens)[1]	6.125		08/01/2035	08/01/2009A	590,366
285,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200		02/15/2013	08/15/2009A	287,685
1,000,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200		02/15/2014	08/15/2009A	1,009,100
1,020,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300		08/15/2021	02/15/2010A	1,022,856
26,090,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300		08/15/2021	02/15/2010A	26,170,096
39,570,000	NYS DA, Series B6	6.650		08/15/2030	08/15/2012A	41,534,158
1,000,000	NYS DA, Series B1	6.650		08/15/2030	08/15/2012A	1,049,620
10,000	NYS EFC[1]	5.600		09/15/2013	09/15/2009A	10,036
1,000,000	NYS EFC[1]	5.650		02/15/2017	08/15/2009A	1,005,380
955,000	NYS EFC (L.I. Water Corp.)[1]	5.250		08/01/2027	08/01/2027	876,547
20,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.875		06/15/2014	12/15/2009A	20,076
25,000	NYS EFC (NYS Water Services)[1]	5.700		07/15/2012	07/15/2009A	25,091
7,500,000	NYS EFC (NYS Water Services)[1]	5.950		01/15/2020	01/15/2013A	7,684,200
390,000	NYS EFC (NYS Water Services)[1]	6.875		06/15/2010[2]	12/15/2009A	392,012
1,705,000	NYS EFC (NYS Water Services)[1]	6.875		06/15/2014[2]	12/15/2009A	1,713,184
120,000	NYS EFC (NYS Water Services)[1]	7.250		06/15/2010[2]	12/15/2009A	120,656
305,000	NYS EFC (NYS Water Services)[1]	7.500		06/15/2012[2]	12/15/2009A	306,702
10,000	NYS EFC (NYS Water Services)[1]	7.500		06/15/2012[2]	12/15/2009A	10,056
500,000	NYS EFC (Pollution Control)[1]	5.550		08/15/2014	08/15/2009A	502,620
930,000	NYS EFC (Spring Valley Water Company)[1]	5.650		11/01/2023	11/01/2023	924,504
2,000,000	NYS EFC (Spring Valley Water Company)[1]	6.300		08/01/2024	08/01/2024	1,996,000
36,185,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500		01/01/2021	07/01/2009A	36,191,513
10,650,000	NYS ERDA (Con Ed)[1]	0.683	[5]	10/01/2036	10/01/2036	9,616,950
132,710,000	NYS ERDA (Con Ed)[1]	4.700		06/01/2036	10/01/2012D	132,748,486
F19 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*	Value

New York Continued
$5,245,000	NYS ERDA (LILCO)[1]	5.150%		03/01/2016	09/01/2009A	$5,251,032
13,795,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	09/01/2009A	13,810,864
1,030,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	09/01/2009A	1,033,142
4,475,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016	09/01/2009A	4,482,205
5,720,000	NYS ERDA (Niagara Mohawk Power Corp.)[1]	0.802	[5]	12/01/2026	12/11/2009D	5,381,948
5,000	NYS GO1	5.000		09/15/2017	09/15/2009A	5,057
100,000	NYS GO1	5.250		10/01/2012	10/01/2009A	100,308
15,000	NYS GO1	5.250		11/15/2017	11/15/2009A	15,113
35,000	NYS GO1	5.250		05/01/2018	11/01/2009A	35,217
5,000	NYS GO1	5.250		11/15/2021	11/15/2009A	5,025
80,000	NYS GO1	5.300		07/15/2015	07/15/2009A	80,175
10,000	NYS GO1	5.300		07/15/2017	07/15/2009A	10,017
100,000	NYS GO3	5.375		10/01/2011	10/01/2009A	100,349
35,000	NYS GO1	5.500		07/15/2024	10/01/2012A	35,036
485,000	NYS GO1	5.500		07/15/2024	07/15/2009A	485,504
40,000	NYS GO1	6.600		12/01/2014	12/01/2009A	40,686
795,000	NYS HFA (Golden Age Apartments)[1]	5.000		02/15/2037	03/01/2023C	724,142
9,780,000	NYS HFA (Hospital & Nursing Home)[1]	5.150		11/01/2016	11/01/2009A	9,822,445
5,000	NYS HFA (Hospital & Nursing Home)	5.500		11/01/2012	11/01/2009A	5,666
15,000	NYS HFA (Hospital & Nursing Home)	5.875		11/01/2010	11/01/2009A	15,998
5,000	NYS HFA (Hospital & Nursing Home)	5.900		11/01/2010	11/01/2009A	5,346
10,000	NYS HFA (Hospital & Nursing Home)	6.000		11/01/2013	11/01/2009A	11,684
35,000	NYS HFA (Hospital & Nursing Home)	6.000		11/01/2014	11/01/2009A	41,579
5,000	NYS HFA (Hospital & Nursing Home)	6.875		11/01/2009	11/01/2009	5,106
25,000	NYS HFA (Loewn Devel. of Wappingers Falls)[1]	5.250		08/15/2019	02/15/2011A	25,137
65,000	NYS HFA (Meadow Manor)[1]	7.750		11/01/2019[2]	11/01/2009A	66,166
345,000	NYS HFA (Multifamily Hsg.)[1]	5.300		08/15/2022	08/15/2012A	347,346
1,340,000	NYS HFA (Multifamily Hsg.)[1]	5.300		08/15/2024	02/15/2011A	1,341,983
50,000	NYS HFA (Multifamily Hsg.)[1]	5.400		02/15/2016	02/15/2012A	50,706
1,215,000	NYS HFA (Multifamily Hsg.)[1]	5.550		08/15/2019	08/15/2011A	1,228,001
40,000	NYS HFA (Multifamily Hsg.)[1]	5.600		02/15/2011	08/15/2009A	40,236
1,385,000	NYS HFA (Multifamily Hsg.)[1]	5.600		08/15/2019	08/15/2011A	1,399,903
1,240,000	NYS HFA (Multifamily Hsg.)[1]	5.600		02/15/2026	02/15/2011A	1,241,984
400,000	NYS HFA (Multifamily Hsg.)[1]	5.850		08/15/2013[2]	08/15/2009A	400,548
665,000	NYS HFA (Multifamily Hsg.)[1]	5.950		08/15/2024[2]	08/15/2009A	682,809
50,000	NYS HFA (Multifamily Hsg.)[1]	6.100		08/15/2028	08/15/2009A	50,033
10,000	NYS HFA (Multifamily Hsg.)[1]	6.250		08/15/2014	08/15/2009A	10,023
10,000	NYS HFA (Multifamily Hsg.)[1]	6.250		08/15/2014[2]	08/15/2009A	10,023
135,000	NYS HFA (Multifamily Hsg.)[1]	6.250		08/15/2025	08/15/2009A	135,086
280,000	NYS HFA (Multifamily Hsg.)[1]	6.350		08/15/2023[2]	08/15/2009A	280,277
325,000	NYS HFA (Multifamily Hsg.)[1]	6.750		11/15/2036	11/15/2009A	340,945
F20 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*	Value

New York Continued
$15,000	NYS HFA (Multifamily Hsg.)[1]	6.800%		11/01/2014	11/01/2009A	$15,038
90,000	NYS HFA (Multifamily Hsg.)[1]	6.850		11/01/2019[2]	11/01/2009A	90,170
715,000	NYS HFA (Newburgh Interfaith Emergency Hsg.)[1]	7.050		11/01/2012	11/01/2009A	717,152
30,000	NYS HFA (Nonprofit Hsg.)[1]	6.200		11/01/2009	11/01/2009	30,406
10,000	NYS HFA (Nonprofit Hsg.)[1]	6.200		11/01/2010	11/01/2009A	10,129
50,000	NYS HFA (Nonprofit Hsg.)[1]	6.200		11/01/2011	11/01/2009A	50,637
40,000	NYS HFA (Nonprofit Hsg.)[1]	6.200		11/01/2012	11/01/2009A	40,502
20,000	NYS HFA (Nonprofit Hsg.)[1]	6.200		11/01/2013	11/01/2009A	20,248
6,215,000	NYS HFA (Phillips Village)[1,3]	7.750		08/15/2017	08/15/2009A	6,287,156
2,990,000	NYS HFA (Senior Devel. Hsg.)[1]	5.100		11/15/2023	11/15/2017A	3,003,993
700,000	NYS HFA (Service Contract)[1]	5.250		09/15/2014	09/15/2009A	704,725
55,000	NYS HFA (Service Contract)[1]	5.375		03/15/2023	09/15/2009A	55,026
695,000	NYS HFA (Service Contract)[1]	5.500		09/15/2018	09/15/2009A	699,184
7,590,000	NYS HFA (Service Contract)[1]	5.500		09/15/2022[2]	03/15/2010A	7,632,504
11,700,000	NYS HFA (Service Contract)[1]	5.500		09/15/2022	03/15/2010A	11,765,988
5,520,000	NYS HFA (Service Contract)[1]	5.500		03/15/2025	03/15/2010A	5,544,950
50,000	NYS HFA (Service Contract)[1]	6.000		03/15/2026	09/15/2009A	50,045
1,790,000	NYS HFA (Simeon Dewitt)[1]	8.000		11/01/2018[2]	11/01/2009A	1,847,942
340,000	NYS HFA (Tiffany Gardens)[1]	4.500		08/15/2015	10/11/2012B	355,701
115,000	NYS HFA, Series A1	5.800		11/01/2009	11/01/2009	115,449
130,000	NYS HFA, Series A1	5.875		11/01/2010	11/01/2009A	130,493
29,860,000	NYS HFA, Series A1	6.100		11/01/2015[2]	11/01/2009A	29,976,454
6,460,000	NYS HFA, Series A1	6.125		11/01/2020[2]	11/01/2009A	6,466,137
3,650,000	NYS HFA, Series C1	5.500		09/15/2018	09/15/2009A	3,671,791
85,000	NYS LGSC (SCSB)[3]	6.375		12/15/2009	12/15/2009	84,166
25,000	NYS Medcare (Hospital & Nursing Home)[1]	6.200		08/15/2013	08/15/2009A	25,085
1,200,000	NYS Medcare (Hospital & Nursing Home)[1]	6.300		08/15/2023	08/15/2009A	1,202,460
740,000	NYS Medcare (Hospital & Nursing Home)[1]	6.375		08/15/2033	08/15/2009A	740,851
290,000	NYS Medcare (Hospital & Nursing Home)[1]	7.000		08/15/2032	08/15/2009A	290,481
170,000	NYS Medcare (Hospital & Nursing Home)[1]	7.400		11/01/2016[2]	11/01/2009A	170,745
100,000	NYS Medcare (Hospital & Nursing Home)[1]	9.375		11/01/2016[2]	11/01/2009A	100,674
10,710,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.250		12/01/2019	06/01/2013A	11,077,353
2,930,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.500		06/01/2015	06/01/2013A	3,150,248
5,000	NYS Power Authority[1]	5.875		01/01/2010	07/01/2009A	5,113
35,390,000	NYS UDC (South Mall) CAB[1]	5.648	[9]	01/01/2011	12/12/2009C	32,968,616
280,000	NYS UDC (South Mall) CAB[1]	5.800	[9]	01/01/2011	12/12/2009C	260,842
255,000	NYS UDC (South Mall) CAB[1]	6.042	[9]	01/01/2011	12/12/2009C	237,553
4,000,000	NYS UDC (Subordinated Lien)[1]	5.125		07/01/2020	07/01/2014A	4,127,160
F21 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value

New York Continued
$1,000,000	NYS UDC (Subordinated Lien)[1]	5.125%	07/01/2021	07/01/2014A	$1,028,400
6,765,000	NYS UDC (Subordinated Lien)[1]	5.500	07/01/2016	07/01/2009A	6,786,580
6,665,000	NYS UDC (Subordinated Lien)[1]	5.500	07/01/2022[2]	07/01/2009A	6,683,729
6,720,000	NYS UDC (Subordinated Lien)[1]	5.600	07/01/2026[2]	05/23/2024C	6,719,731
70,000	Oneida County, NY GO1	5.400	03/15/2011	09/15/2009A	70,598
2,285,000	Oneida County, NY IDA (Faxton Hospital)[1]	6.625	01/01/2015[2]	01/01/2010A	2,324,371
1,190,000	Oneida County, NY IDA (Presbyterian Home)[1]	5.250	03/01/2019	03/01/2010A	1,194,427
1,615,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.100	06/01/2020	06/01/2010A	1,651,144
1,000,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.250	06/01/2015	06/01/2010A	1,032,840
15,000	Onondaga County, NY GO1	5.000	02/15/2011	08/15/2009A	15,049
1,295,000	Onondaga County, NY IDA (Coltec Industries)[1,10]	9.875	10/01/2010	10/01/2009A	712,250
1,020,000	Onondaga County, NY IDA (Le Moyne College)[1]	5.500	03/01/2014	04/08/2012C	1,001,436
7,155,000	Onondaga County, NY Res Rec[1]	5.000	05/01/2010	10/24/2009C	6,936,057
25,000	Ontario County, NY GO1	5.550	08/15/2009	08/15/2009	25,150
55,000	Orange County, NY IDA (Orange Mental Retardation Properties)[1]	6.125	05/01/2016[2]	11/01/2009A	55,176
5,165,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	6.000	12/01/2016[2]	12/01/2012A	5,215,410
1,920,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	6.000	12/01/2016[2]	12/01/2012A	1,938,739
40,000	Oswego County, NY IDA (Seneca Hill Manor)[1]	5.550	08/01/2022	01/20/2012C	40,000
3,510,000	Oswego County, NY IDA (Seneca Hill Manor)[1]	5.650	08/01/2037	05/31/2021C	3,509,895
600,000	Otsego County, NY IDA (AOFMHS)[1]	5.350	10/01/2017	10/01/2009A	613,794
245,000	Otsego County, NY IDA (Bassett Healthcare Project)[1]	5.375	11/01/2020	01/16/2018C	226,662
1,350,000	Otsego County, NY IDA (Hartwick College)[1]	6.000	07/01/2013	07/01/2013	1,313,847
3,625,000	Otsego County, NY IDA (Mary Imogene Bassett Hospital)[1]	5.350	11/01/2020	01/15/2018C	3,346,419
50,000	Philadelphia, NY GO1	7.500	12/15/2009	12/15/2009	51,282
88,870,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022[2]	01/10/2021C	78,661,503
43,050,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	12/14/2024C	36,906,335
42,140,000	Port Authority NY/NJ (JFK International Air Terminal)	5.900	12/01/2017[2]	06/06/2017C	39,684,502
18,355,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.250	12/01/2014	12/01/2014	18,487,707
24,610,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2011	05/03/2010C	24,483,751
27,860,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019[2]	09/03/2016C	21,799,336
20,000	Port Authority NY/NJ, 103rd Series[1]	5.250	12/15/2012	12/15/2009A	20,061
10,000	Port Authority NY/NJ, 116th Series[1]	5.000	10/01/2012	10/02/2009A	10,028
100,000	Port Authority NY/NJ, 116th Series[1]	5.000	10/01/2013	10/01/2009A	100,279
F22 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value

New York Continued
$140,000	Port Authority NY/NJ, 116th Series[1]	5.250%	10/01/2014	10/01/2009A	$140,426
55,000	Port Authority NY/NJ, 116th Series[1]	5.250	10/01/2015	10/01/2009A	55,167
815,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2018	07/15/2010A	818,146
30,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2020	07/15/2010A	30,015
55,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2031	08/23/2029C	52,048
165,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2031	08/23/2029C	156,143
2,000,000	Port Authority NY/NJ, 122nd Series[1]	5.500	07/15/2011	07/15/2009A	2,014,880
5,170,000	Port Authority NY/NJ, 122nd Series[1]	5.500	07/15/2015	07/15/2010A	5,201,330
65,000	Port Authority NY/NJ, 123rd Series[1]	5.000	07/15/2028	07/15/2010A	65,215
30,000	Port Authority NY/NJ, 124th Series[1]	4.800	08/01/2018	08/01/2018	29,803
1,695,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2019	08/01/2019	1,695,983
20,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2021	08/01/2021	19,893
265,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2022	08/01/2022	264,409
325,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2024	08/01/2024	321,932
100,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2025	08/01/2025	98,583
60,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2031	09/08/2029C	56,554
15,000	Port Authority NY/NJ, 126th Series[1]	5.000	11/15/2024	05/20/2024C	14,809
85,000	Port Authority NY/NJ, 126th Series[1]	5.125	11/15/2032	05/20/2032C	81,260
230,000	Port Authority NY/NJ, 127th Series[1]	5.000	12/15/2022	12/15/2022	229,147
30,000	Port Authority NY/NJ, 127th Series[1]	5.000	12/15/2024	12/15/2024	29,713
10,000	Port Authority NY/NJ, 131st Series[1]	5.000	12/15/2026	12/15/2026	9,650
12,745,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2021	09/01/2021	12,748,824
14,110,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2022	09/01/2022	14,032,395
7,705,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2025	09/01/2025	7,570,394
2,780,000	Port Authority NY/NJ, 37th Series[1]	5.500	07/15/2019	07/15/2014A	2,902,765
1,315,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	5.900	08/01/2020	08/01/2010A	1,323,929
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2025	08/06/2023C	1,167,432
40,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2029	10/07/2028C	37,540
50,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.500	08/01/2022	08/01/2011A	50,468
2,090,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.200	06/01/2025	03/04/2011C	1,822,877
1,490,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	09/04/2024C	1,104,820
65,000	Rensselaer, NY Hsg. Authority (Renwyck)[1]	7.650	01/01/2011	07/01/2009A	65,239
5,095,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.875	06/01/2022	06/01/2014A	5,264,664
50,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	6.900	06/01/2024	12/01/2009A	50,105
F23 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value

New York Continued
$775,000	Riverhead, NY HDC (Riverpointe Apartments)[1]	5.850%	08/01/2010	09/10/2009C	$764,197
30,000	Rockland County, NY Solid Waste Management Authority[1]	5.625	12/15/2014	12/15/2009A	30,021
55,000	Rockland County, NY Solid Waste Management Authority[1]	5.750	12/15/2018	08/14/2016C	55,052
9,325,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.500	08/15/2025	09/17/2014C	8,401,079
80,000	Rome, NY HDC, Series A1	6.250	01/01/2024	07/01/2009A	80,842
500,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.000	12/01/2014	12/01/2014	494,100
3,725,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.750	12/01/2023	11/16/2019C	3,573,355
6,540,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.750	12/01/2033	11/17/2029C	5,776,390
3,405,000	Schenectady, NY Metroplex Devel. Authority, Series A1	5.375	12/15/2021	12/15/2012A	3,475,756
25,000	Scotia, NY GO1	6.100	01/15/2012	07/15/2009A	25,621
870,000	SONYMA, Series 101[1]	5.000	10/01/2018	10/01/2015A	875,090
25,000	SONYMA, Series 101[1]	5.250	04/01/2022	10/01/2011A	25,098
2,380,000	SONYMA, Series 101[1]	5.350	10/01/2026	06/26/2025C	2,368,386
1,530,000	SONYMA, Series 145[1]	4.950	10/01/2023	12/03/2020C	1,494,718
35,000	SONYMA, Series 27[1]	5.250	04/01/2013	04/01/2010A	35,337
11,465,000	SONYMA, Series 29[1]	5.400	10/01/2022[2]	10/01/2010A	11,510,745
27,260,000	SONYMA, Series 29[6]	5.450	10/01/2031	02/15/2013A	25,966,240
400,000	SONYMA, Series 31[1]	5.200	10/01/2021	04/01/2011A	401,240
485,000	SONYMA, Series 31[1]	5.300	10/01/2031	08/13/2027C	469,572
140,000	SONYMA, Series 63[1]	5.600	10/01/2010	10/01/2009A	140,262
100,000	SONYMA, Series 63[1]	5.700	04/01/2011	10/01/2009A	100,164
85,000	SONYMA, Series 63[1]	5.700	10/01/2011	10/01/2009A	85,133
40,000	SONYMA, Series 65[1]	5.300	10/01/2009	07/01/2009A	40,097
10,000	SONYMA, Series 65[1]	5.550	10/01/2012	07/01/2009A	10,012
100,000	SONYMA, Series 67[1]	5.600	10/01/2014[2]	09/01/2009A	100,203
195,000	SONYMA, Series 67[1]	5.600	10/01/2014	09/01/2009A	195,396
1,065,000	SONYMA, Series 67[1]	5.700	10/01/2017[2]	09/01/2009A	1,066,779
20,000	SONYMA, Series 67[1]	5.800	10/01/2028	01/30/2024C	19,772
8,265,000	SONYMA, Series 67[1]	5.800	10/01/2028[2]	01/30/2024C	8,151,108
50,000	SONYMA, Series 69[1]	5.400	10/01/2019	03/01/2010A	50,176
3,685,000	SONYMA, Series 69[1]	5.400	10/01/2019	03/01/2010A	3,697,492
7,485,000	SONYMA, Series 69[1]	5.500	10/01/2028	03/01/2011A	7,486,048
F24 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value

New York Continued
$375,000	SONYMA, Series 71[1]	5.350%	10/01/2018	07/01/2010A	$377,033
270,000	SONYMA, Series 73-A1	5.250	10/01/2017	09/01/2010A	271,752
35,000	SONYMA, Series 73-B1	5.450	10/01/2024[2]	09/10/2010B	34,484
15,000	SONYMA, Series 77[1]	5.600	04/01/2010	11/23/2009A	15,207
375,000	SONYMA, Series 77[1]	5.700	04/01/2011	11/23/2009A	381,390
9,375,000	SONYMA, Series 79[1]	5.250	10/01/2021	01/25/2020C	9,349,031
55,000	SONYMA, Series 79[1]	5.250	10/01/2021	03/01/2011A	55,231
765,000	SONYMA, Series 79[1]	5.300	04/01/2029	07/12/2026C	748,889
2,140,000	SONYMA, Series 80[1]	5.100	10/01/2017[2]	03/01/2011A	2,163,326
5,395,000	SONYMA, Series 82[1]	5.550	10/01/2019[2]	10/01/2009A	5,403,578
1,635,000	SONYMA, Series 83[1]	5.450	04/01/2018[2]	10/01/2009A	1,640,379
45,000	SONYMA, Series 83[1]	5.550	10/01/2027	10/01/2009A	45,038
50,000	SONYMA, Series 91[1]	5.300	10/01/2009	07/01/2009A	50,122
4,550,000	SONYMA, Series 92[1]	5.750	04/01/2020	10/01/2009A	4,603,827
6,150,000	SONYMA, Series 97[1]	5.400	10/01/2021[2]	04/01/2011A	6,189,237
500,000	SONYMA, Series 98[1]	5.050	10/01/2017	04/01/2011A	511,965
385,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2021	06/15/2021	379,444
405,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2022	06/15/2022	396,750
300,000	Spring Valley, NY GO1	5.000	05/01/2020	05/01/2020	298,986
310,000	Spring Valley, NY GO1	5.000	05/01/2021	05/01/2021	305,734
325,000	Spring Valley, NY GO1	5.000	05/01/2022	05/01/2022	318,559
335,000	Spring Valley, NY GO1	5.000	05/01/2023	05/01/2023	327,037
350,000	Spring Valley, NY GO1	5.000	05/01/2024	05/01/2024	339,280
365,000	Spring Valley, NY GO1	5.000	05/01/2025	05/01/2025	351,820
3,640,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	6.200	12/01/2017	06/01/2014C	3,054,178
605,000	Suffolk County, NY IDA (ALIA-CCDRCA)	7.000	06/01/2016	04/10/2013C	569,220
500,000	Suffolk County, NY IDA (ALIA-Civic Facility)	5.950	11/01/2022	11/01/2022	384,835
160,000	Suffolk County, NY IDA (ALIA-Civic Facility)	6.000	11/01/2017	11/01/2017	138,669
655,000	Suffolk County, NY IDA (ALIA-Civic Facility)	6.000	11/01/2017	11/01/2017	567,675
730,000	Suffolk County, NY IDA (ALIA-FREE)[1]	7.000	06/01/2016	04/05/2013C	686,828
265,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950	11/01/2022	11/01/2022	203,963
440,000	Suffolk County, NY IDA (ALIA-IGHL)	6.500	12/01/2013	06/07/2011C	400,536
800,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	5.950	11/01/2022	11/01/2022	615,736
300,000	Suffolk County, NY IDA (ALIA-NYS ARC)	5.950	11/01/2022	11/01/2022	230,901
300,000	Suffolk County, NY IDA (ALIA-WORCA)	5.950	11/01/2022	11/01/2022	230,901
345,000	Suffolk County, NY IDA (ALIA-WORCA)	7.000	06/01/2016	04/09/2013C	324,597
300,000	Suffolk County, NY IDA (Catholic Charities)	6.000	10/01/2020	12/27/2014C	242,781
305,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020	12/27/2014C	246,827
305,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020	12/27/2014C	245,699
1,065,000	Suffolk County, NY IDA (Dowling College)[1]	5.000	06/01/2018	06/01/2018	837,654
F25 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$150,000	Suffolk County, NY IDA (Family Residences)	6.000%	10/01/2015		08/12/2012	C	$136,989
420,000	Suffolk County, NY IDA (Family Residences), Series A	6.375	12/01/2018		12/20/2013	C	361,670
2,870,000	Suffolk County, NY IDA (Family Residences), Series A1	6.375	12/01/2018		10/03/2014	C	2,471,414
615,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000	10/01/2020		06/27/2015	C	497,701
465,000	Suffolk County, NY IDA (L.I. Network Community Services)	7.000	02/01/2014		08/01/2010	C	452,143
290,000	Suffolk County, NY IDA (Mattituck-Laurel Library)[1]	6.000	09/01/2019	[2]	09/01/2010	A	299,515
365,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.250	11/01/2016		03/22/2013	C	327,445
135,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.250	11/01/2016		04/13/2013	C	121,110
810,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	6.375	11/01/2015		08/07/2012	C	724,286
620,000	Suffolk County, NY IDA (Pederson-Krager Center)	6.400	02/01/2015		10/23/2011	C	561,131
225,000	Suffolk County, NY IDA (Suffolk Hotels)	6.000	10/01/2020		12/27/2014	C	182,086
500,000	Suffolk County, NY IDA (WORCA)	6.000	10/01/2020		06/27/2015	C	404,635
100,000	Suffolk County, NY Water Authority[1]	5.750	06/01/2010		12/01/2009	A	104,592
1,765,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.625	06/01/2013		12/21/2010	C	1,647,469
4,900,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.875	07/01/2022		11/11/2016	C	3,662,309
5,745,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.375	02/01/2020		12/09/2014	C	4,950,639
30,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2021		09/01/2015	A	31,100
2,790,000	Syracuse, NY Hsg. Authority (LRRHCF)[1]	5.800	08/01/2037		02/01/2010	A	2,801,300
260,000	Syracuse, NY IDA (Crouse Irving Companies)[1]	5.250	01/01/2017		01/01/2010	A	261,357
620,000	Syracuse, NY IDA (One Center Armory Garage)	6.750	12/01/2017		12/06/2013	C	612,833
900,000	Tompkins County, NY IDA (Kendall at Ithaca)[1]	5.750	07/01/2018		07/01/2009	A	900,054
2,000,000	Tompkins County, NY IDA (Kendall at Ithaca)[1]	6.000	07/01/2024		08/01/2022	C	1,938,540
115,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	5.875	02/01/2033		08/01/2009	A	115,049
265,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800	02/01/2028	[2]	08/01/2009	A	282,071
315,000	Tonawanda, NY Senior Citizen Hsg. Corp.	6.500	12/01/2010		06/01/2010	A	315,063
10,000	Ulster County, NY GO1	5.400	11/15/2013		11/15/2009	A	10,154
10,000	Ulster County, NY GO1	5.400	11/15/2015		11/15/2009	A	10,154
25,000	Ulster County, NY GO1	5.500	11/15/2012		11/15/2009	A	25,398
1,080,000	Ulster County, NY IDA (Kingston Hospital)[1]	5.650	11/15/2024		11/15/2009	A	1,088,564
155,000	Ulster County, NY Res Rec[1]	5.000	03/01/2016		03/01/2016		161,352
160,000	Ulster County, NY Res Rec[1]	5.000	03/01/2017		03/01/2016	A	163,731
170,000	Ulster County, NY Res Rec[1]	5.000	03/01/2018		03/01/2016	A	171,948
F26 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal						Effective
Amount		Coupon		Maturity		Maturity*		Value

New York Continued
$830,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	0.000	[4]%	06/01/2040		09/14/2026	C	$601,692
360,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2040		06/04/2028	C	279,263
25,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.250		06/01/2025		12/29/2017	C	22,320
10,795,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.750		06/01/2030	[2]	06/04/2020	C	9,690,132
75,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.400		07/15/2030		07/15/2012	A	75,507
25,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.500		07/15/2029		07/15/2011	A	25,283
930,000	Utica, NY IDA (Utica College Civic Facility)[1]	6.375		12/01/2011		06/29/2010	B	932,985
250,000	Utica, NY SCHC (Multifamily), Series A1	5.550		12/01/2017		12/01/2009	A	253,973
15,000	Victor, NY GO1	4.800		12/15/2017		12/15/2009	A	15,246
100,000	Westchester County, NY GO1	5.375		12/15/2012		12/15/2009	A	101,051
50,000	Westchester County, NY GO1	5.375		12/15/2013		12/15/2009	A	50,446
45,000	Westchester County, NY Healthcare Corp., Series B1	5.375		11/01/2020		11/01/2010	A	45,473
55,000	Westchester County, NY IDA (Beth Abraham Hospital)	7.250		12/01/2009		12/01/2009		54,907
1,700,000	Westchester County, NY IDA (Children’s Village)[1]	5.300		03/15/2014		04/20/2012	C	1,520,463
180,000	Westchester County, NY IDA (Clearview School)	6.600		01/01/2014		12/27/2010	C	170,917
1,115,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	4.500		08/01/2012		02/18/2011	C	1,128,514
1,130,000	Westchester County, NY IDA (JDAM)[1]	6.750		04/01/2016	[2]	06/29/2013	C	1,099,196
200,000	Westchester County, NY IDA (Purchase College Foundation Hsg. Corp.)[1]	5.500		12/01/2015		12/01/2013	A	202,152
2,045,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750		06/01/2029		02/07/2021	C	1,811,420
1,715,000	Westchester County, NY IDA (Schnurmacher Center)[1]	6.000		11/01/2011		04/03/2010	C	1,682,827
130,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.850		08/01/2014		08/01/2009	A	130,083
690,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.950		08/01/2024	[2]	09/29/2020	C	689,966
250,000	Westchester County, NY IDA (Westchester Resco Company)[1]	5.500		07/01/2009		07/01/2009		249,995
25,000	Westchester County, NY IDA (Westchester Resco Company)[1]	5.750		07/01/2009		07/01/2009		25,003
70,000	Westchester County, NY IDA (Winward School)[1]	5.200		10/01/2021		12/14/2018	C	64,215
F27 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$8,785,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	4.500%	06/01/2021	08/03/2010	C	$7,736,862
8,600,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	07/07/2014	C	6,430,306
95,000	White Plains, NY HDC (Battle Hill)[1]	6.650	02/01/2025	08/01/2009	A	95,113
155,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.450	02/01/2029	02/01/2011	A	155,691
165,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.650	02/01/2039	02/01/2011	A	165,860
1,455,000	Yonkers, NY IDA (Monastery Manor Associates)[1]	5.000	04/01/2025	05/06/2023	C	1,377,405
1,775,000	Yonkers, NY IDA (St. John’s Riverside Hospital)[1]	6.800	07/01/2016	05/06/2013	C	1,649,827

						2,756,886,221

U.S. Possessions—25.5%
5,000,000	Guam Airport Authority, Series C1	5.375	10/01/2019	10/01/2019		4,862,200
6,000,000	Guam Airport Authority, Series C1	5.375	10/01/2020	10/01/2020		5,779,800
192,000	Guam EDA (TASC)	5.300	05/15/2014	05/15/2014		218,016
10,000	Guam International Airport Authority[1]	5.000	10/01/2023	10/01/2023		9,185
25,000	Guam Power Authority, Series A1	5.000	10/01/2024	07/23/2023	C	21,566
520,000	Guam Power Authority, Series A1	5.250	10/01/2013	11/07/2011	C	496,220
35,000	Guam Power Authority, Series A1	5.250	10/01/2013	11/07/2011	C	33,450
655,000	Guam Power Authority, Series A1	5.250	10/01/2023	09/02/2019	C	571,036
710,000	Guam Power Authority, Series A1	5.250	10/01/2023	09/02/2019	C	630,977
40,000	Guam Power Authority, Series A1	5.250	10/01/2034	11/06/2032	C	34,162
215,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	5.250	06/01/2032	06/01/2017	A	159,235
100,000	Northern Mariana Islands Commonwealth, Series A1	6.750	10/01/2033	09/02/2012	C	89,963
375,000	Puerto Rico Children’s Trust Fund (TASC)[1]	4.100	05/15/2013	05/15/2013		353,880
200,000	Puerto Rico Children’s Trust Fund (TASC)[1]	4.250	05/15/2014	05/15/2014		184,666
194,150,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	10/31/2013	C	155,881,094
68,875,000	Puerto Rico Children’s Trust Fund (TASC)	5.500	05/15/2039	08/02/2020	C	48,886,098
30,755,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	09/24/2022	C	21,780,999
5,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.750	07/01/2020	09/07/2009	B	5,167
6,250,000	Puerto Rico Commonwealth GO1	5.000	07/01/2024	07/01/2024		5,496,500
5,970,000	Puerto Rico Commonwealth GO1	5.000	07/01/2025	07/01/2025		5,221,959
50,000	Puerto Rico Commonwealth GO1	5.000	07/01/2026	06/21/2026	C	43,607
50,000	Puerto Rico Commonwealth GO1	5.000	07/01/2028	08/05/2026	C	43,205
2,000,000	Puerto Rico Commonwealth GO1	5.000	07/01/2030	07/01/2012	D	1,976,460
7,000,000	Puerto Rico Commonwealth GO1	5.250	01/01/2015	01/01/2015		6,940,710
880,000	Puerto Rico Commonwealth GO1	5.250	07/01/2018	07/01/2018		839,599
900,000	Puerto Rico Commonwealth GO1	5.250	07/01/2019	07/01/2019		846,873
F28 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

U.S. Possessions Continued
$2,430,000	Puerto Rico Commonwealth GO1	5.250%	07/01/2021	07/01/2021		$2,237,544
2,315,000	Puerto Rico Commonwealth GO1	5.250	07/01/2022	07/01/2022		2,112,901
3,400,000	Puerto Rico Commonwealth GO1	5.250	07/01/2022	07/01/2022		3,103,180
7,350,000	Puerto Rico Commonwealth GO1	5.250	07/01/2022	07/01/2022		6,708,345
4,575,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023	07/01/2023		4,152,179
7,395,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023	07/01/2023		6,711,554
11,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023	07/01/2023		9,983,380
15,850,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024	07/01/2024		14,321,268
21,785,000	Puerto Rico Commonwealth GO1	5.250	07/01/2025	07/01/2025		19,601,272
4,750,000	Puerto Rico Commonwealth GO1	5.250	07/01/2027	07/01/2027		4,245,693
5,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	07/01/2030		4,409,000
2,840,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	07/01/2030		2,504,312
14,750,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032	07/01/2032		12,881,765
11,735,000	Puerto Rico Commonwealth GO1	5.250	07/01/2032	10/01/2031	C	10,248,645
6,060,000	Puerto Rico Commonwealth GO1	5.375	07/01/2028	07/01/2028		5,487,512
18,600,000	Puerto Rico Commonwealth GO1	5.500	07/01/2023	07/01/2023		17,310,834
275,000	Puerto Rico Commonwealth GO1	5.625	07/01/2019	07/01/2010	A	275,105
10,000	Puerto Rico Electric Power Authority, Series EE1	5.250	07/01/2014	07/01/2009	A	10,069
85,000	Puerto Rico HFA[1]	5.000	12/01/2020	12/01/2013	A	86,434
37,000,000	Puerto Rico HFA (Vivienda Modernization)[1]	4.750	10/01/2011	10/01/2011		37,031,450
105,000	Puerto Rico HFC[1]	5.100	12/01/2018	12/01/2010	A	105,947
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2022	01/21/2021	C	80,159
35,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2028	02/20/2026	C	30,244
200,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2035	07/01/2010	D	200,678
230,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2020	07/01/2020		223,169
5,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000	07/01/2028	05/21/2024	C	4,485
7,000,000	Puerto Rico Highway & Transportation Authority, Series E1	5.750	07/01/2024	07/01/2024		6,662,390
150,000	Puerto Rico Highway & Transportation Authority, Series H1	5.000	07/01/2032	07/01/2010	A	150,509
4,355,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2021	07/01/2021		3,918,847
11,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2022	07/01/2022		9,797,260
12,275,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2023	07/01/2023		10,856,992
F29 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal						Effective
Amount		Coupon		Maturity		Maturity*		Value

U.S. Possessions Continued
$12,760,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000%		07/01/2024		07/01/2024		$11,221,654
4,545,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2025		07/01/2025		3,975,512
2,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2026		07/01/2026		1,744,260
1,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2027		07/01/2027		867,020
16,800,000	Puerto Rico Highway & Transportation Authority, Series N1	1.339	[5]	07/01/2045		07/04/2043	C	6,867,000
780,000	Puerto Rico Infrastructure[1]	5.000		07/01/2019		07/01/2019		713,723
35,000	Puerto Rico Infrastructure[1]	5.500		10/01/2040		10/01/2011	A	37,427
55,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2019		06/07/2015	C	47,157
18,425,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	[2]	10/16/2024	C	18,430,528
1,500,000	Puerto Rico ITEMECF (Dr. Pila Hospital)[1]	6.125		08/01/2025		02/01/2010	A	1,500,990
65,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625		07/01/2015		07/01/2009	A	65,066
95,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	5.500		07/01/2026		11/08/2022	C	82,148
700,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250		07/01/2016		07/01/2009	A	700,672
75,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.125		11/15/2025		11/15/2011	A	75,855
750,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.375		11/15/2015		11/15/2010	A	795,713
2,000,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.500		11/15/2020		11/15/2011	A	2,046,520
25,000	Puerto Rico ITEMECF (InterAmerican University)[1]	5.000		10/01/2022		04/23/2021	C	23,166
990,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	6.500		07/01/2012		08/16/2010	C	978,506
2,250,000	Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio Obligated Group)[1]	6.250		07/01/2024		07/01/2009	A	2,250,248
9,400,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2023		08/01/2023		8,527,492
5,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2024		08/01/2024		4,515,850
230,000	Puerto Rico Municipal Finance Agency, Series A1	5.500		07/01/2017		07/01/2009	A	230,159
285,000	Puerto Rico Port Authority, Series D1	6.000		07/01/2021	[2]	09/24/2018	C	285,003
460,000	Puerto Rico Port Authority, Series D1	7.000		07/01/2014	[2]	07/01/2009	A	460,722
6,880,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2028		07/01/2012	D	6,844,086
F30 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

U.S. Possessions Continued
$11,705,000	Puerto Rico Public Buildings Authority[1]	5.000%	07/01/2036		07/01/2012	D	$11,643,900
545,000	Puerto Rico Public Buildings Authority[1]	5.125	07/01/2024		01/04/2024	C	481,502
14,280,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2029		03/01/2028	C	12,226,536
13,195,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2026		07/01/2026		11,987,921
75,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2010		07/01/2010		76,367
20,000,000	Puerto Rico Public Buildings Authority[11]	7.000	07/01/2025		06/01/2014	A	20,651,000
825,000	Puerto Rico Public Buildings Authority, Series G1	5.250	07/01/2019		07/01/2019		776,597
1,000,000	Puerto Rico Public Finance Corp., Series A1	4.100	08/01/2029		02/01/2012	D	968,270
60,270,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2029		02/01/2012	D	60,353,775
40,635,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2030		02/01/2012	D	40,458,644
28,325,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2031		02/01/2012	D	28,202,070
75,410,000	Puerto Rico Public Finance Corp., Series A	5.750	08/01/2027		02/01/2012	D	75,980,854
50,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029		02/01/2014	A	51,815,500
2,750,000	University of Puerto Rico[1]	5.000	06/01/2026		06/01/2026		2,352,955
120,000	University of Puerto Rico[1]	5.500	06/01/2012	[2]	06/01/2010	A	120,025
7,125,000	University of Puerto Rico, Series P1	5.000	06/01/2021		06/01/2021		6,439,504
8,500,000	University of Puerto Rico, Series P1	5.000	06/01/2022		06/01/2022		7,601,890
8,410,000	University of Puerto Rico, Series Q1	5.000	06/01/2023		06/01/2023		7,441,673
300,000	University of Puerto Rico, Series Q1	5.000	06/01/2030		12/22/2028	C	247,725
20,000	V.I. HFA, Series A	6.500	03/01/2025	[2]	09/01/2009	A	20,010
1,000,000	V.I. Port Authority, Series A1	5.250	09/01/2018		09/01/2011	A	1,001,550
1,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	4.700	07/01/2022		10/01/2018	C	824,020
2,650,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875	07/01/2022		10/01/2018	C	2,482,918
1,075,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250	10/01/2021		10/01/2021		990,032
1,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2016		10/01/2016		975,040
2,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2022		10/01/2022		1,826,400
2,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2023		10/01/2023		1,816,420
10,000,000	V.I. Public Finance Authority, Series A1	5.500	10/01/2015		10/01/2015		9,979,700
180,000	V.I. Public Finance Authority, Series A1	5.500	10/01/2022		01/09/2021	C	168,397
485,000	V.I. Public Finance Authority, Series A1	5.625	10/01/2010		04/06/2010	B	496,533
290,000	V.I. Public Finance Authority, Series A1	5.625	10/01/2025		12/11/2024	C	272,197
10,820,000	V.I. Public Finance Authority, Series A1	6.375	10/01/2019	[2]	10/01/2011	A	10,895,848
2,665,000	V.I. Public Finance Authority, Series E1	5.875	10/01/2018		11/12/2016	C	2,600,560
1,015,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	4.750	05/15/2012		05/15/2012		996,527
80,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	4.950	05/15/2014		05/15/2014		76,197
F31 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

U.S. Possessions Continued
$1,140,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000%	05/15/2021	12/09/2010	C	$997,340
1,440,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	04/12/2015	C	1,093,522
1,470,000	V.I. Water & Power Authority[1]	5.375	07/01/2010	07/01/2010		1,464,341

						908,950,486

Total Investments, at Value (Cost $3,927,977,688)—102.9%						3,665,836,707
Liabilities in Excess of Other Assets—(2.9)						(101,585,865)

Net Assets—100.0%						$3,564,250,842

F32 | LIMITED TERM NEW YORK MUNICIPAL FUND

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.

B.	Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

C.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

D.	Date of mandatory put.
1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

3.	Illiquid security. The aggregate value of illiquid securities as of June 30, 2009 was $14,401,786, which represents 0.40% of the Fund’s net assets. See Note 5 of accompanying Notes.

4.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5.	Represents the current interest rate for a variable or increasing rate security.

6.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

7.	Represents the current interest rate for a variable rate bond known as an “inverse floater.” See Note 1 of accompanying Notes.

8.	Subject to a deferred-interest forebearance agreement. Rate shown is current rate. See Note 1 of accompanying Notes.

9.	Zero coupon bond reflects effective yield on the date of purchase.

10.	Issue is in default. See Note 1 of accompanying Notes.

11.	When-issued security or delayed delivery to be delivered and settled after June 30, 2009. See Note 1 of accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
New York	$—	$2,741,887,323	$14,998,898	$2,756,886,221
U.S. Possessions	—	908,950,486	—	908,950,486

Total Assets	$—	$3,650,837,809	$14,998,898	$3,665,836,707

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
F33 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
ALIA	Alliance of Long Island Agencies
AOFMHS	Aurelia Osborn Fox Memorial Hospital Society
ARC	Assoc. of Retarded Citizens
BFCC	Brookdale Family Care Center
BID	Business Improvement District
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bond
CCDRCA	Catholic Charities of the Diocese of Rockville Centre and Affiliates
CHSLI	Catholic Health Services of Long Island
CMA	Community Mainstreaming Associates, Inc.
COP	Certificates of Participation
CRR	Center for Rapid Recovery
CSMR	Community Services for the Mentally Retarded
Con Ed	Consolidated Edison Company
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FNHC	Ferncilff Nursing Home Company
FREE	Family Residences and Essential Enterprises
GO	General Obligation
GSHMC	Good Samaritan Hospital Medical Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HJDOI	Hospital for Joint Diseases Orthopedic Institute
HKSB	Helen Keller Services for the Blind
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
KR	Kateri Residence
L.I.	Long Island
LGSC	Local Government Services Corp.
LIHIA	Long Island Head Injury Assoc.
LILCO	Long Island Lighting Corp.
LRRHCF	Loretto Rest Residential Health Care Facility
MMC	Mercy Medical Center
MMWNHC	Mary Manning Walsh Nursing Home Company
MSH	Mount Sinai Hospital
MTA	Metropolitan Transportation Authority
NSUH	North Shore University Hospital
NSUHGC	North Shore University Hospital at Glen Cove
NSUHPL	North Shore University Hospital at Plainview
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
RIBS	Residual Interest Bonds
Res Rec	Resource Recovery Facility
ROLs	Residual Options Longs.
SCHC	Senior Citizen Housing Corp.
SCHRC	St. Charles Hospital and Rehabilitation Center
SCSB	Schuyler Community Services Board
SCSMC	St. Catherine of Sienna Medical Center
SEAM	Sociedad Espanola de Auxilio Mutuo
SFH	St. Francis Hospital
SONYMA	State of New York Mortgage Agency
SUNY	State University of New York
SV	Sienna Village
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UDC	Urban Devel. Corp.
USBFCC	Urban Strategies Brookdale Family Care Center
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men’s Christian Assoc.
See accompanying Notes to Financial Statements.
F34 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

June 30, 2009

Assets
Investments, at value (cost $3,927,977,688)—see accompanying statement of investments	$3,665,836,707
Cash	1,365,752
Receivables and other assets:
Interest	57,942,859
Investments sold	28,020,668
Shares of beneficial interest sold	6,257,980
Other	2,962,333

Total assets	3,762,386,299

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	113,180,000
Payable on borrowings (See Note 6)	53,300,000
Investments purchased on a when-issued or delayed delivery basis	20,540,200
Shares of beneficial interest redeemed	5,186,197
Dividends	2,640,949
Distribution and service plan fees	2,103,651
Trustees’ compensation	742,023
Transfer and shareholder servicing agent fees	117,933
Shareholder communications	34,846
Interest expense on borrowings	15,431
Other	274,227

Total liabilities	198,135,457

Net Assets	$3,564,250,842

Composition of Net Assets
Paid-in capital	$3,891,963,441
Accumulated net investment income	3,721,427
Accumulated net realized loss on investments	(69,293,045)
Net unrealized depreciation on investments	(262,140,981)

Net Assets	$3,564,250,842

F35 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,497,282,429 and 815,934,305 shares of beneficial interest outstanding)	$3.06
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$3.17
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $70,122,387 and 22,942,479 shares of beneficial interest outstanding)	$3.06
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $996,846,026 and 327,013,840 shares of beneficial interest outstanding)	$3.05
See accompanying Notes to Financial Statements.
F36 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended June 30, 2009

Investment Income
Interest	$100,530,906

Expenses
Management fees	6,955,414
Distribution and service plan fees:
Class A	3,085,910
Class B	387,907
Class C	4,798,954
Transfer and shareholder servicing agent fees:
Class A	401,963
Class B	47,430
Class C	221,084
Shareholder communications:
Class A	20,532
Class B	2,926
Class C	10,931
Borrowing fees	5,812,401
Interest expense and fees on short-term floating rate notes issued (See Note 1)	856,003
Accounting service fees	522,205
Interest expense	168,386
Trustees’ compensation	120,142
Custodian fees and expenses	12,918
Other	228,257

Total expenses	23,653,363
Less reduction to custodian expenses	(3,875)

Net expenses	23,649,488

Net Investment Income	76,881,418

Realized and Unrealized Gain (Loss)
Net realized gain on investments	7,312,392
Net change in unrealized depreciation on investments	243,662,953

Net Increase in Net Assets Resulting from Operations	$327,856,763

See accompanying Notes to Financial Statements.
F37 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2009	December 31,
	(Unaudited)	2008

Operations
Net investment income	$76,881,418	$170,017,968
Net realized gain (loss)	7,312,392	(72,595,006)
Net change in unrealized depreciation	243,662,953	(524,886,215)

Net increase (decrease) in net assets resulting from operations	327,856,763	(427,463,253)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(61,083,195)	(124,733,795)
Class B	(1,640,115)	(5,859,697)
Class C	(20,489,695)	(39,698,693)

	(83,213,005)	(170,292,185)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(29,272,269)	28,554,138
Class B	(26,150,453)	(118,248,272)
Class C	9,791,023	27,484,324

	(45,631,699)	(62,209,810)

Net Assets
Total increase (decrease)	199,012,059	(659,965,248)
Beginning of period	3,365,238,783	4,025,204,031

End of period (including accumulated net investment income of $3,721,427 and $10,053,014, respectively)	$3,564,250,842	$3,365,238,783

See accompanying Notes to Financial Statements.
F38 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2009

Cash Flows from Operating Activities
Net increase in net assets from operations	$327,856,763

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(177,725,472)
Proceeds from disposition of investment securities	267,031,706
Short-term investment securities, net	(28,384,817)
Premium amortization	6,862,413
Discount accretion	(1,722,289)
Net realized gain on investments	(7,312,392)
Net change in unrealized depreciation on investments	(243,662,953)
Decrease in interest receivable	514,987
Increase in receivable for securities sold	(2,327,089)
Decrease in other assets	4,736,180
Decrease in payable for securities purchased	(26,495,218)
Decrease in payable for accrued expenses	(152,686)

Net cash provided by operating activities	119,219,133

Cash Flows from Financing Activities
Proceeds from bank borrowings	395,700,000
Payments on bank borrowings	(354,900,000)
Payments on short-term floating rate notes issued	(29,700,000)
Proceeds from shares sold	276,711,310
Payments on shares redeemed	(378,588,156)
Cash distributions paid	(27,914,536)

Net cash used in financing activities	(118,691,382)
Net increase in cash	527,751
Cash, beginning balance	838,001

Cash, ending balance	$1,365,752

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $52,660,600
Cash paid for interest on bank borrowings—$255,593
Cash paid for interest on short-term floating rate notes issued—$856,003
See accompanying Notes to Financial Statements.
F39 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$2.85	$3.32	$3.40	$3.36	$3.33	$3.32

Income (loss) from investment operations:
Net investment income[1]	.07	.14	.14	.14	.14	.14
Net realized and unrealized gain (loss)	.21	(.47)	(.08)	.03	.03	.01

Total from investment operations	.28	(.33)	.06	.17	.17	.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.14)	(.14)	(.13)	(.14)	(.14)

Net asset value, end of period	$3.06	$2.85	$3.32	$3.40	$3.36	$3.33

Total Return, at Net Asset Value[2]	10.06%	(10.18)%	1.74%	5.30%	5.13%	4.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,497,283	$2,355,062	$2,745,029	$2,784,037	$2,589,629	$2,155,310

Average net assets (in thousands)	$2,456,217	$2,765,248	$2,721,428	$2,696,464	$2,380,822	$2,029,517

Ratios to average net assets:[3]
Net investment income	4.65%	4.55%	4.18%	4.10%	4.12%	4.30%
Expenses excluding interest and fees on short-term floating rate notes issued	1.08%	0.83%	0.74%	0.79%	0.79%	0.77%
Interest and fees on short-term floating rate notes issued[4]	0.05%	0.10%	0.21%	0.18%	0.03%	0.01%

Total expenses[5]	1.13%	0.93%	0.95%	0.97%	0.82%	0.78%

Portfolio turnover rate	6%	19%	18%	23%	19%	16%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

5.	Reduction to custodian expenses less than 0.005%.
See accompanying Notes to Financial Statements.
F40 | LIMITED TERM NEW YORK MUNICIPAL FUND

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$2.85	$3.32	$3.40	$3.36	$3.32	$3.32

Income (loss) from investment operations:
Net investment income[1]	.06	.12	.11	.11	.11	.12
Net realized and unrealized gain (loss)	.21	(.47)	(.08)	.04	.04	—

Total from investment operations	.27	(.35)	.03	.15	.15	.12

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.12)	(.11)	(.11)	(.11)	(.12)

Net asset value, end of period	$3.06	$2.85	$3.32	$3.40	$3.36	$3.32

Total Return, at Net Asset Value[2]	9.61%	(10.90)%	0.95%	4.48%	4.62%	3.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$70,122	$90,497	$228,022	$318,452	$379,045	$417,473

Average net assets (in thousands)	$78,491	$157,158	$272,855	$346,849	$398,461	$427,486

Ratios to average net assets:[3]
Net investment income	3.84%	3.72%	3.38%	3.31%	3.34%	3.52%
Expenses excluding interest and fees on short-term floating rate notes issued	1.92%	1.63%	1.54%	1.59%	1.58%	1.55%
Interest and fees on short-term floating rate notes issued[4]	0.05%	0.10%	0.21%	0.18%	0.03%	0.01%

Total expenses[5]	1.97%	1.73%	1.75%	1.77%	1.61%	1.56%[6]

Portfolio turnover rate	6%	19%	18%	23%	19%	16%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

5.	Reduction to custodian expenses less than 0.005%.

6.	Voluntary waiver of transfer agent fees less than 0.005%.
See accompanying Notes to Financial Statements.
F41 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2009	Year Ended December 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$2.84	$3.31	$3.39	$3.35	$3.32	$3.31

Income (loss) from investment operations:
Net investment income[1]	.06	.12	.11	.11	.11	.12
Net realized and unrealized gain (loss)	.21	(.47)	(.08)	.04	.03	.01

Total from investment operations	.27	(.35)	.03	.15	.14	.13

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.12)	(.11)	(.11)	(.11)	(.12)

Net asset value, end of period	$3.05	$2.84	$3.31	$3.39	$3.35	$3.32

Total Return, at Net Asset Value[2]	9.69%	(10.89)%	0.97%	4.52%	4.35%	4.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$996,846	$919,680	$1,052,153	$1,105,643	$1,139,882	$1,040,035

Average net assets (in thousands)	$966,662	$1,054,502	$1,076,271	$1,127,896	$1,095,066	$1,009,112

Ratios to average net assets:[3]
Net investment income	3.92%	3.78%	3.40%	3.34%	3.36%	3.55%
Expenses excluding interest and fees on short-term floating rate notes issued	1.85%	1.60%	1.52%	1.56%	1.56%	1.52%
Interest and fees on short-term floating rate notes issued[4]	0.05%	0.10%	0.21%	0.18%	0.03%	0.01%

Total expenses[5]	1.90%	1.70%	1.73%	1.74%	1.59%	1.53%

Portfolio turnover rate	6%	19%	18%	23%	19%	16%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

5.	Reduction to custodian expenses less than 0.005%.
See accompanying Notes to Financial Statements.
F42 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Limited Term New York Municipal Fund (the “Fund”) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.
F43 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the Manager’s own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.
     There have been no significant changes to the fair valuation methodologies during the period.
F44 | LIMITED TERM NEW YORK MUNICIPAL FUND

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of June 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$20,540,200
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 5% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $113,180,000 as of June 30, 2009, which represents 3.01% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes
F45 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At June 30, 2009, municipal bond holdings with a value of $155,253,535 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $113,180,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At June 30, 2009, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rate[2]	Date	Value

$3,335,000	NYC GO DRIVERS	13.699%	8/15/23	$3,483,441
3,780,000	NYC GO DRIVERS	13.706	12/1/23	3,956,942
2,240,000	NYC GO ROLs[3]	19.196	4/1/30	2,239,014
7,250,000	NYC GO ROLs[3]	16.818	6/1/23	7,738,940
9,895,000	NYS DA ROLs[3]	23.234	8/15/30	11,859,158
2,645,000	NYS DA ROLs[3]	23.386	8/15/24	3,165,324
3,805,000	NYS DA ROLs[3]	17.789	2/15/25	4,109,476
6,815,000	SONYMA, Series 29 DRIVERS	18.639	10/1/31	5,521,240

				$42,073,535

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F34 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
F46 | LIMITED TERM NEW YORK MUNICIPAL FUND

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2009, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $78,510,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2009, securities with an aggregate market value of $712,250, representing 0.02% of the Fund’s net assets, were in default.
     The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of June 30, 2009, securities with an aggregate market value of $611,495, representing 0.02% of the Fund’s net assets, were subject to these forbearance agreements. Principal payments of $225,000 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.
Concentration Risk. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
F47 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
During the fiscal year ended December 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2008, the Fund had unused capital loss carryforwards as follows:

Expiring

2011	$1,944,352
2016	53,585,169

Total	$55,529,521

As of June 30, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $48,217,129 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2009, it is estimated that the Fund will utilize $7,312,392 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$3,928,030,162

Gross unrealized appreciation	$23,212,645
Gross unrealized depreciation	(285,406,100)

Net unrealized depreciation	$(262,193,455)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2007 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended June 30, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:
F48 | LIMITED TERM NEW YORK MUNICIPAL FUND

Projected Benefit Obligations Increased	$59,813
Payments Made to Retired Trustees	133,095
Accumulated Liability as of June 30, 2009	627,389
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
F49 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	64,532,624	$193,245,276	288,850,032	$924,241,077
Dividends and/or distributions reinvested	13,070,512	39,195,927	28,484,599	90,313,243
Redeemed	(87,437,739)	(261,713,472)	(317,978,120)	(986,000,182)

Net increase (decrease)	(9,834,603)	$(29,272,269)	(643,489)	$28,554,138

Class B
Sold	1,200,282	$3,595,287	3,832,868	$12,219,565
Dividends and/or distributions reinvested	382,101	1,142,299	1,347,876	4,312,116
Redeemed	(10,418,104)	(30,888,039)	(42,161,611)	(134,779,953)

Net decrease	(8,835,721)	$(26,150,453)	(36,980,867)	$(118,248,272)

Class C
Sold	25,140,276	$75,088,671	87,687,631	$280,580,665
Dividends and/or distributions reinvested	4,127,681	12,322,374	9,725,055	30,710,336
Redeemed	(26,037,565)	(77,620,022)	(91,610,401)	(283,806,677)

Net increase	3,230,392	$9,791,023	5,802,285	$27,484,324

F50 | LIMITED TERM NEW YORK MUNICIPAL FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$177,725,472	$267,031,706
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Next $3 billion	0.39
Over $5 billion	0.38
Accounting Service Fees. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2009, the Fund paid $522,205 to the Manager for accounting and pricing services.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2009, the Fund paid $684,650 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
F51 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2009 were as follows:

Class C	$31,448,244
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

June 30, 2009	$260,472	$94,145	$40,412	$77,689
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of June 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
F52 | LIMITED TERM NEW YORK MUNICIPAL FUND

6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.6489% as of June 30, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended June 30, 2009 equal 0.34% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of June 30, 2009, the Fund had borrowings outstanding at an interest rate of 0.6489%. Details of the borrowings for the six months ended June 30, 2009 are as follows:

Average Daily Loan Balance	$33,832,044
Average Daily Interest Rate	1.166%
Fees Paid	$1,110,217
Interest Paid	$255,593
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 13, 2009, the date the financial statements were available to be issued. This evaluation determined that there were no subsequent events that necessitated disclosures and/or adjustments.
F53 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor—excluding the Fund. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F54 | LIMITED TERM NEW YORK MUNICIPAL FUND

REPORT OF SHAREHOLDER MEETING Unaudited
On May 21, 2009 a joint special meeting of shareholders was scheduled to vote on the following proposals. Pursuant to a supplement to the proxy statement dated May 27, 2009, the meeting was adjourned until June 25, 2009 to allow shareholders time to review supplemental information and consider their voting decision. On June 25, 2009, the meeting was reconvened and the two proposals below were approved.
The following is a report of the results from the meeting:
Proposal 1: The election of ten Trustees

Nominee	For	Withheld	Total

Trustees
David Downes	1,026,318,303	62,701,413	1,089,019,716
Matthew Fink	1,026,757,208	62,262,508	1,089,019,716
Phillip Griffiths	1,025,801,386	63,218,330	1,089,019,716
Mary F. Miller	1,026,998,157	62,021,559	1,089,019,716
Joel W. Motley	1,027,194,767	61,824,949	1,089,019,716
John V. Murphy	1,027,150,067	61,869,649	1,089,019,716
Mary Ann Tynan	1,027,366,906	61,652,810	1,089,019,716
Joseph M. Wikler	1,027,172,442	61,847,273	1,089,019,716
Peter I. Wold	1,027,152,940	61,866,776	1,089,019,716
Brian F. Wruble	1,026,733,141	62,286,575	1,089,019,716
Proposal 3(a): To approve a common Amended and Restated Agreement and Declaration of Trust:

For	Against	Abstain	Broker Non-Votes	Total

353,019,775	22,154,161	31,133,728	682,712,052	1,089,019,716
23 | LIMITED TERM NEW YORK MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
24 | LIMITED TERM NEW YORK MUNICIPAL FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, and Troy Willis, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load single state short/intermediate municipal debt funds other than New York State funds. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was below its peer group median. The Board also noted that the Fund’s recent performance was improved and its year-to date performance through June 5, 2009 was in the first quintile of its peer group category.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, Single state short/intermediate municipal debt funds other than New York State funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expenses are lower than its peer group median.
25 | LIMITED TERM NEW YORK MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through November 30, 2009. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
26 | LIMITED TERM NEW YORK MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
27 | LIMITED TERM NEW YORK MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Audit Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Audit Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules.

The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of

06/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	08/11/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	08/11/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	08/11/2009